UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Income Builder Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Income and long-term capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Jennison Associates LLC and PGIM, Inc. (PGIM) are registered investment advisers and Prudential Financial companies. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM. Prudential Fixed Income and PGIM Real Estate are units of PGIM. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Income Builder Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Income Builder Fund

June 15, 2016

Prudential Income Builder Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	0.63	–3.38	23.46	52.50
Class B	0.28	–4.14	18.86	41.50
Class C	0.28	–4.04	18.87	41.51
Class R	0.51	–3.62	21.91	48.87
Class Z	0.75	–3.12	25.05	56.47
S&P 500 Index	0.43	1.21	68.52	94.91
Barclays US Aggregate Bond Index	2.82	2.72	19.32	62.19
Lipper Flexible Portfolio Funds Average	–0.27	–4.97	17.48	50.37

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–8.75	3.33	3.70
Class B		–9.78	3.35	3.40
Class C		–6.14	3.50	3.40
Class R		–4.69	4.04	3.93
Class Z		–4.29	4.54	4.44
S&P 500 Index		1.78	11.56	7.00
Barclays US Aggregate Bond Index		1.96	3.78	4.90
Lipper Flexible Portfolio Funds Average		–5.35	3.37	4.18

Source: Prudential Investments LLC and Lipper Inc.

Effective September 23, 2014, the Fund’s investment objective, strategies and policies were changed and Quantitative Management Associates LLC, Jennison Associates LLC, PGIM, Inc., and PGIM Real Estate became the subadvisers to the Fund. The Fund’s performance prior to September 23, 2014 is not attributable to the Fund’s current subadvisers or to its current investment strategies.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how US investment-grade bonds have performed.

Barclays US Aggregate Bond Index—The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with greater than one year remaining to maturity. It gives a broad look at how US investment-grade bonds have performed.

Lipper Flexible Portfolio Funds Average—The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds category for the periods noted. The funds in the Lipper Average allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Income Builder Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Prudential Total Return Bond Fund (Class Q), Affiliated Mutual Funds	8.3
PowerShares Preferred Portfolio ETF, Exchange-Traded Funds	7.3
Prudential Short Duration High Yield Income Fund (Class Q), Affiliated Mutual Funds	6.6
SPDR Barclays Convertible Securities ETF, Exchange-Traded Funds	1.9
McDonald’s Corp., Hotels, Restaurants & Leisure	0.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Affiliated Mutual Funds	14.9
Foreign Government Bonds	13.2
Real Estate Investment Trusts (REITs)	12.4
Exchange-Traded Funds	9.2
Oil, Gas & Consumable Fuels	7.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Income Builder Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Income Builder Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,006.30	0.95%	$4.74
	Hypothetical	$1,000.00	$1,020.14	0.95%	$4.77
Class B	Actual	$1,000.00	$1,002.80	1.70%	$8.47
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
Class C	Actual	$1,000.00	$1,002.80	1.70%	$8.47
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
Class R	Actual	$1,000.00	$1,005.10	1.20%	$5.98
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class Z	Actual	$1,000.00	$1,007.50	0.70%	$3.49
	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.43	0.95
B	2.13	1.70
C	2.13	1.70
R	1.88	1.20
Z	1.13	0.70

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. These figures include a weighted average of the net operating expenses of the underlying Funds in which the Fund invests. Such expenses, annualized, amounted to 0.12% for each share class. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Income Builder Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.8%

AFFILIATED MUTUAL FUNDS 14.9%
Prudential Short Duration High Yield Income Fund (Class Q Stock)	2,053,049	$18,641,687
Prudential Total Return Bond Fund (Class Q Stock)	1,615,976	23,350,852

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,445,370)(a)		41,992,539

COMMON STOCKS 32.8%

Aerospace & Defense 0.3%
Boeing Co. (The)	3,278	441,875
Lockheed Martin Corp.	2,029	471,499

		913,374

Banks 1.0%
Bank of America Corp.	42,767	622,687
JPMorgan Chase & Co.	18,529	1,171,033
Wells Fargo & Co.	21,702	1,084,666

		2,878,386

Beverages 1.0%
Britvic PLC (United Kingdom)	78,055	804,151
Coca-Cola Co. (The)	6,804	304,819
Coca-Cola Enterprises, Inc.	30,499	1,600,588

		2,709,558

Biotechnology 0.3%
AbbVie, Inc.	12,442	758,962

Communications Equipment 0.8%
Cisco Systems, Inc.	86,033	2,365,047

Containers & Packaging 0.2%
Bemis Co., Inc.	11,589	581,536

Diversified Telecommunication Services 0.8%
AT&T, Inc.	15,710	609,862
Frontier Communications Corp.	281,875	1,567,225
HKBN Ltd. (Hong Kong), 144A(b)	61,931	76,156

		2,253,243

Electric Utilities 0.5%
Alupar Investimento SA (Brazil)	13,168	51,495
Brookfield Infrastructure Partners LP, MLP (Bermuda)	11,336	478,153
PG&E Corp., UTS	14,949	870,032

		1,399,680

See Notes to Financial Statements.

Prudential Income Builder Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Energy Equipment & Services 0.1%
USA Compression Partners LP, MLP	21,005	$282,937

Food Products 1.5%
ConAgra Foods, Inc.	17,387	774,764
J.M. Smucker Co. (The)	13,012	1,652,264
Kraft Heinz Co. (The)	23,255	1,815,518
Pilgrim’s Pride Corp.(c)	3,878	104,357

		4,346,903

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	11,206	549,654
McDonald’s Corp.	19,981	2,527,397
SeaWorld Entertainment, Inc.	42,668	850,373

		3,927,424

Household Products 0.2%
Procter & Gamble Co. (The)	8,087	647,931

Independent Power & Renewable Electricity Producers 0.4%
Abengoa Yield PLC (Spain)(c)	51,200	923,136
NRG Yield, Inc. (Class A Stock)	6,402	96,862

		1,019,998

Industrial Conglomerates 0.4%
General Electric Co.	35,042	1,077,542

Insurance 0.1%
MetLife, Inc.	9,262	417,716

IT Services 1.1%
Computer Sciences Corp.	43,824	1,451,889
CSRA, Inc.	28,143	730,592
Xerox Corp.	98,548	946,061

		3,128,542

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	4,953	714,470

Media 0.2%
Time Warner, Inc.	8,477	636,962

Multi-Utilities 0.3%
Sempra Energy	7,126	736,472

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 7.0%
Antero Midstream Partners LP, MLP	12,085	$308,651
Boardwalk Pipeline Partners LP, MLP	39,501	642,681
Buckeye Partners LP, MLP	12,161	875,592
Cheniere Energy Partners LP Holdings LLC	53,861	1,049,212
Cheniere Energy Partners LP, MLP	27,331	797,245
Dominion Midstream Partners LP, MLP	7,113	238,570
Enbridge Energy Partners LP, MLP	30,654	663,353
Enbridge, Inc. (Canada)	9,889	410,789
Energy Transfer Partners LP, MLP	22,408	793,915
Enterprise Products Partners LP, MLP	32,283	861,633
EQT GP Holdings LP, MLP	7,942	210,145
EQT Midstream Partners LP, MLP	8,870	703,302
Euronav NV (Belgium)	38,795	421,702
MPLX LP, MLP	4,711	151,647
NuStar Energy LP, MLP	7,663	386,522
Occidental Petroleum Corp.	14,262	1,093,182
ONEOK Partners LP, MLP	18,818	667,286
ONEOK, Inc.	10,205	368,911
Pembina Pipeline Corp. (Canada)	19,408	582,046
Phillips 66 Partners LP, MLP	5,357	306,635
Plains All American Pipeline LP, MLP	25,235	578,891
Plains GP Holdings LP, MLP (Class A Stock)	19,365	191,714
Rice Midstream Partners LP, MLP	29,988	499,900
Rose Rock Midstream LP, MLP	14,353	247,876
Royal Dutch Shell PLC (Class A Stock) (Netherlands), ADR	36,690	1,940,534
SemGroup Corp. (Class A Stock)	12,347	378,559
Shell Midstream Partners LP, MLP	6,041	228,169
Suncor Energy, Inc. (Canada)	10,650	312,791
Sunoco Logistics Partners LP, MLP	26,194	766,960
Tallgrass Energy GP LP, MLP	10,947	228,026
Tallgrass Energy Partners LP, MLP	20,551	844,646
Targa Resources Corp.	9,476	383,399
TransCanada Corp. (Canada)	17,683	734,267
TransCanada Corp. (Canada), Sub Receipt	4,604	185,231
Western Refining Logistics LP, MLP	11,120	293,012
Williams Partners LP, MLP	13,634	412,156

		19,759,150

Pharmaceuticals 1.5%
Bristol-Myers Squibb Co.	30,866	2,227,908
Endo International PLC(c)	17,062	460,674
Pfizer, Inc.	42,831	1,401,002

		4,089,584

See Notes to Financial Statements.

Prudential Income Builder Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) 10.0%
Agellan Commercial Real Estate Investment Trust (Canada)	45,960	$338,830
alstria office REIT-AG (Germany)(c)	21,130	296,704
Ascendas Real Estate Investment Trust (Singapore)	524,230	956,766
Cache Logistics Trust (Singapore)	2,009,163	1,291,244
Care Capital Properties, Inc.	27,123	723,370
CBL & Associates Properties, Inc.	63,412	740,652
Chesapeake Lodging Trust	48,127	1,185,368
Community Healthcare Trust, Inc.	66,955	1,218,581
Crown Castle International Corp.	8,842	768,193
CyrusOne, Inc.	36,791	1,623,587
Digital Realty Trust, Inc.	20,117	1,769,894
Empiric Student Property PLC (United Kingdom)	332,315	545,045
Eurocommercial Properties NV (Netherlands), CVA	5,257	245,517
First Potomac Realty Trust	58,223	489,655
GEO Group, Inc. (The)	18,943	606,744
Keppel REIT (Singapore)	1,751,500	1,365,017
Lexington Realty Trust	62,807	551,446
Mapletree Commercial Trust (Singapore)	857,181	955,392
Mercialys SA (France)	24,900	554,627
MFA Financial, Inc.	77,151	533,113
MGM Growth Properties LLC (Class A Stock)(c)	66,946	1,477,498
New York REIT, Inc.	50,683	498,214
NorthStar Realty Finance Corp.	63,855	816,705
Parkway Properties, Inc.	293	4,820
Physicians Realty Trust	52,211	946,585
Prologis Property Mexico SA de CV (Mexico)(c)	319,326	504,473
QTS Realty Trust, Inc. (Class A Stock)	13,599	658,464
Retail Properties of America, Inc. (Class A Stock)	16,574	265,018
Sabra Health Care REIT, Inc.	22,900	482,961
Senior Housing Properties Trust	46,897	824,449
STAG Industrial, Inc.	19,079	380,817
Starhill Global REIT (Singapore)	571,000	330,768
Starwood Property Trust, Inc.	37,872	733,202
STORE Capital Corp.	10,060	258,240
Suntec Real Estate Investment Trust (Singapore)	1,036,259	1,294,732
Welltower, Inc.	13,880	963,550
WP GLIMCHER, Inc.	99,457	1,043,304

		28,243,545

Real Estate Management & Development 0.2%
TLG Immobilien AG (Germany)	24,930	528,075

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 0.4%
Ryder System, Inc.	5,118	$352,733
Union Pacific Corp.	7,479	652,393

		1,005,126

Software 0.5%
Microsoft Corp.	31,192	1,555,545

Specialty Retail 0.8%
Home Depot, Inc. (The)	11,986	1,604,806
Lowe’s Cos., Inc.	9,420	716,108

		2,320,914

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	36,265	1,460,392

Tobacco 0.8%
Philip Morris International, Inc.	21,684	2,127,634

Wireless Telecommunication Services 0.2%
Vodafone Group PLC (United Kingdom), ADR	14,720	481,933

TOTAL COMMON STOCKS (cost $88,664,425)		92,368,581

EXCHANGE TRADED FUNDS 9.2%
PowerShares Preferred Portfolio ETF	1,364,223	20,436,061
SPDR Barclays Convertible Securities ETF	125,282	5,442,250

TOTAL EXCHANGE TRADED FUNDS (cost $25,564,214)		25,878,311

PREFERRED STOCKS 3.3%

Diversified Telecommunication Services 0.5%
Frontier Communications Corp., CVT, Series A, 11.125%	12,156	1,267,871

Oil, Gas & Consumable Fuels 0.5%
Anadarko Petroleum Corp., CVT, 7.500%	14,181	538,311
Hess Corp., CVT, 8.000%	10,149	771,527

		1,309,838

Pharmaceuticals 0.1%
Allergan PLC, CVT, Series A, 5.500%	426	345,695

See Notes to Financial Statements.

Prudential Income Builder Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description			Shares	Value (Note 1)
PREFERRED STOCKS (Continued)

Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp., CVT, Series B, 5.500%			7,483	$775,838
Boston Properties, Inc., 5.250%			7,568	196,768
Cedar Realty Trust, Inc., Series B, 7.250%			20,700	535,095
Digital Realty Trust, Inc., Series I, 6.350%			33,081	865,068
Gramercy Property Trust, Series A, 7.125%			32,539	862,446
Pennsylvania Real Estate Investment Trust, Series A, 8.250%			26,380	694,849
Stag Industrial, Inc., Series C, 6.875%			16,720	439,736
Sunstone Hotel Investors, Inc., Series E, 6.950%			38,600	1,050,692
Verieit, Inc., Series F, 6.700%			31,343	806,455

				6,226,947

TOTAL PREFERRED STOCKS (cost $8,497,870)				9,150,351

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS 24.1%

Aerospace & Defense 0.2%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	150	147,000
TransDigm, Inc.,
Gtd. Notes	6.000	07/15/22	150	151,830
Gtd. Notes	6.500	07/15/24	125	125,938

				424,768

Airlines 0.1%
UAL, Pass-Through Trust, Series 2007	6.636	01/02/24	296	311,014

Auto Manufacturer 0.1%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250	04/15/23	200	202,258

Auto Parts & Equipment 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes	7.750	11/15/19	150	167,250
Dana Holding Corp., Sr. Unsec’d. Notes	5.500	12/15/24	100	97,250
Lear Corp., Gtd. Notes	5.250	01/15/25	325	345,312
Meritor, Inc., Gtd. Notes	6.250	02/15/24	200	178,500
Gtd. Notes	6.750	06/15/21	250	236,250
Nemark SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500	02/28/23	200	207,750
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750	05/15/23	200	205,500

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
TI Group Automotive Systems LLC (United Kingdom), Sr. Unsec’d. Notes, 144A	8.750%		07/15/23	150	$147,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750		04/29/25	250	253,438

					1,838,250

Banks 1.5%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250		08/12/18	200	202,500
Bank of America Corp., Jr. Sub. Notes	6.100	(d)	12/29/49	300	300,187
Jr. Sub. Notes	6.250	(d)	09/29/49	75	75,281
Jr. Sub. Notes	8.125	(d)	12/29/49	25	24,563
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, RegS	5.750		01/30/25	200	179,924
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	6.750		09/30/22	200	219,500
Caixa Economica Federal (Brazil), Sr. Unsec’d. Notes, RegS	4.250		05/13/19	150	144,390
CIT Group, Inc., Sr. Unsec’d. Notes	5.000		08/15/22	150	157,125
Citigroup, Inc., Jr. Sub. Notes	5.875	(d)	12/29/49	100	96,730
Jr. Sub. Notes	5.950	(d)	12/29/49	425	411,655
Jr. Sub. Notes	5.950	(d)	12/29/49	100	96,750
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000		09/23/21	200	203,071
ICICI Bank Ltd. (India), Jr. Sub. Notes, RegS	6.375	(d)	04/30/22	100	101,501
Sr. Unsec’d. Notes, 144A	4.000		03/18/26	200	200,030
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	(d)	12/29/49	25	25,565
Jr. Sub. Notes	6.100	(d)	10/29/49	250	257,188
Jr. Sub. Notes	6.125	(d)	12/29/49	25	25,660
Jr. Sub. Notes	7.900	(d)	12/29/49	31	31,174
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875		09/18/18	200	210,250
Oschadbank Via SSB #1 PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625		03/20/25	200	180,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750		05/29/18	120	128,883
Trade & Development Bank of Mongolia LLC (Mongolia), Gov’t. Gtd. Notes, RegS	9.375		05/19/20	200	185,904

See Notes to Financial Statements.

Prudential Income Builder Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Vnesheconombank Via Veb Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	5.942%		11/21/23	200	$199,262
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902		07/09/20	250	262,500
Wells Fargo & Co., Jr. Sub. Notes	5.900	(d)	12/29/49	325	332,719

					4,252,312

Beverages
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750		01/01/20	100	104,750

Building Materials 0.6%
Builders FirstSource, Inc., Gtd. Notes, 144A(b)	10.750		08/15/23	175	184,625
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700		01/11/25	200	192,500
Sr. Sec’d. Notes, 144A	6.500		12/10/19	200	210,750
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500		02/01/23	75	82,125
Griffon Corp., Gtd. Notes	5.250		03/01/22	280	281,400
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875		02/15/23	200	203,500
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $50,000; purchased 02/18/16)(b)(e)	5.125		02/15/21	50	52,000
Sr. Unsec’d. Notes, 144A (original cost $101,750; purchased 03/25/15)(b)(e)	5.375		11/15/24	100	104,250
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	8.500		04/15/22	100	106,000
Gtd. Notes	6.125		07/15/23	150	151,125
Votorantim Cimentos SA (Brazil), Gtd. Notes, RegS	7.250		04/05/41	200	176,940

					1,745,215

Chemicals 1.2%
A Schulman, Inc., Gtd. Notes, 144A	6.875		06/01/23	175	175,437
Ashland, Inc., Sr. Unsec’d. Notes(b)	6.875		05/15/43	300	298,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375		05/01/21	150	158,625
Axiall Corp., Gtd. Notes	4.875		05/15/23	100	98,875
Blue Cube Spinco, Inc.,
Gtd. Notes, 144A	9.750		10/15/23	70	79,888
Gtd. Notes, 144A	10.000		10/15/25	125	144,062
Celanese US Holdings LLC, Gtd. Notes	5.875		06/15/21	75	80,813

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes, 144A	6.625%	05/15/23	150	$131,250
Gtd. Notes, 144A	7.000	05/15/25	110	95,425
Chemtura Corp., Gtd. Notes	5.750	07/15/21	288	286,560
Eagle Spinco, Inc., Gtd. Notes	4.625	02/15/21	75	74,625
Hexion, Inc.,
Sr. Sec’d. Notes	6.625	04/15/20	25	20,938
Sr. Sec’d. Notes	10.000	04/15/20	450	416,250
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes(b)	9.000	11/15/20	200	91,000
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750	09/19/42	200	199,750
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A	6.500	02/01/22	75	66,000
Sr. Unsec’d. Notes, 144A	10.375	05/01/21	175	175,000
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	50	51,563
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $365,625; purchased 10/21/14 - 10/7/15)(b)(e)	8.750	12/15/20	375	276,562
Tronox Finance LLC, Gtd. Notes	6.375	08/15/20	100	85,062
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $353,750; purchased 02/02/15 - 06/17/15)(b)(e)	7.500	02/15/19	350	277,375

				3,283,560

Commercial Services 0.5%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375	05/15/23	75	57,188
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500	07/15/22	200	211,000
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $165,969; purchased 10/27/14 - 05/06/15)(b)(e)	6.875	02/15/21	175	117,687
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000	09/01/19	475	429,875
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $110,250; purchased 11/10/14 - 01/25/16)(b)(e)	7.875	05/01/18	125	119,375
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500	11/15/23	100	93,500
United Rentals North America, Inc.,
Gtd. Notes	5.500	07/15/25	75	74,585
Gtd. Notes^	5.875	09/15/26	50	50,000
Gtd. Notes	7.625	04/15/22	75	80,062
Gtd. Notes	8.250	02/01/21	108	112,590

				1,345,862

See Notes to Financial Statements.

Prudential Income Builder Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Computers 0.3%
IHS, Inc., Gtd. Notes	5.000%	11/01/22	50	$52,250
Western Digital Corp., Gtd. Notes, 144A	10.500	04/01/24	700	680,750

				733,000

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/21	70	66,675

Distribution/Wholesale 0.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250	03/01/22	100	89,750
Beacon Roofing Supply, Inc., Gtd. Notes	6.375	10/01/23	125	132,812
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	75	63,047
H&E Equipment Services, Inc., Gtd. Notes	7.000	09/01/22	175	176,750

				462,359

Diversified Financial Services 0.2%
Ally Financial, Inc., Gtd. Notes	8.000	03/15/20	100	113,375
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	50	51,985
International Lease Finance Corp.,
Sr. Unsec’d. Notes	8.625	01/15/22	50	60,500
Sr. Unsec’d. Notes	8.875	09/01/17	50	53,812
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	125	114,375
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	100	105,000
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	12/15/19	50	51,125
Gtd. Notes, 144A	7.250	12/15/21	75	78,000
Springleaf Finance Corp., Gtd. Notes	6.000	06/01/20	50	47,875

				676,047

Electric 2.1%
AES Corp.,
Sr. Unsec’d. Notes	5.500	04/15/25	300	300,750
Sr. Unsec’d. Notes	7.375	07/01/21	175	200,813
Calpine Corp.,
Sr. Sec’d. Notes, 144A	7.875	01/15/23	350	373,625
Sr. Unsec’d. Notes	5.375	01/15/23	250	252,187
Sr. Unsec’d. Notes	5.500	02/01/24	150	151,500
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750	02/14/42	200	197,000
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	250	256,875
Sr. Unsec’d. Notes	7.250	10/15/21	25	26,497

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Dynegy, Inc.,
Gtd. Notes	6.750%	11/01/19	325	$327,762
Gtd. Notes	7.625	11/01/24	675	659,812
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS	5.750	01/26/21	400	377,594
Sr. Unsec’d. Notes, RegS	6.750	08/06/23	200	188,250
GenOn Energy, Inc.,
Sr. Unsec’d. Notes	7.875	06/15/17	225	194,625
Sr. Unsec’d. Notes	9.875	10/15/20	275	192,500
Listrindo Capital BV (Indonesia), Gtd. Notes, RegS	6.950	02/21/19	200	207,750
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750	01/20/20	900	1,030,500
Mirant Mid-Atlantic, Series B, Pass-Through Trust, Series B, Pass-Through Certificates	9.125	06/30/17	235	225,647
NRG Energy, Inc.,
Gtd. Notes	6.250	05/01/24	175	170,625
Gtd. Notes	6.625	03/15/23	50	49,125
NRG REMA LLC,
Series B, Pass-Through Certificates^(b)	9.237	07/02/17	18	17,857
Series C, Pass-Through Certificates(b)	9.681	07/02/26	225	216,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625	07/15/19	75	69,750
Three Gorges Finance I Cayman Islands Ltd. (China), Gtd. Notes, 144A	3.700	06/10/25	200	209,942

				5,896,986

Electrical Components & Equipment 0.1%
EnerSys, Gtd. Notes, 144A	5.000	04/30/23	125	124,375

Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.875	10/15/24	200	210,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(b)(e)	7.125	06/26/42	200	72,500

				282,500

Entertainment 0.9%
AMC Entertainment, Inc., Gtd. Notes	5.750	06/15/25	300	307,500
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000	06/15/23	75	79,313
CCM Merger, Inc., Gtd. Notes, 144A (original cost $397,478; purchased 09/26/14 - 11/17/15)(b)(e)	9.125	05/01/19	375	390,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21	25	26,063

See Notes to Financial Statements.

Prudential Income Builder Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Cinemark USA, Inc.,
Gtd. Notes	4.875%	06/01/23	250	$248,153
Gtd. Notes, 144A	4.875	06/01/23	100	99,261
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23	375	390,937
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	11/01/23	75	78,094
Gtd. Notes	5.375	04/15/26	75	78,188
Isle of Capri Casinos, Inc., Gtd. Notes	5.875	03/15/21	150	156,375
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875	11/01/21	150	153,375
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	05/01/24	100	99,875
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21	575	363,687

				2,471,758

Environmental Control 0.1%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	250	251,875

Food 0.8%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	100	101,625
Darling Ingredients, Inc., Gtd. Notes	5.375	01/15/22	100	104,250
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23	200	184,440
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500	05/01/22	100	85,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	150	156,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A (original cost $248,750; purchased 01/5/16)(b)(e)	7.250	06/01/21	250	256,250
Sr. Unsec’d. Notes, 144A (original cost $100,000; purchased 05/20/15)(b)(e)	5.750	06/15/25	100	92,000
Sr. Unsec’d. Notes, 144A (original cost $242,000; purchased 07/02/15 - 01/27/16)(b)(e)	5.875	07/15/24	250	232,500
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	25	25,438
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A	5.875	01/15/24	75	79,312
Post Holdings, Inc.,
Gtd. Notes	7.375	02/15/22	25	26,344
Gtd. Notes, 144A	6.000	12/15/22	250	256,719
Gtd. Notes, 144A	6.750	12/01/21	100	104,813
Gtd. Notes, 144A	8.000	07/15/25	125	138,594
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19	150	159,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625	08/15/22	75	79,312

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food (cont’d.)
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22	150	$132,000

				2,213,597

Forest Products & Paper
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000	12/15/19	150	108,000

Gas 0.1%
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $248,979; purchased 06/17/15)(b)(e)	6.375	03/30/38	242	232,663

Healthcare-Products 0.3%
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22	625	523,438
Greatbatch Ltd., Gtd. Notes, 144A	9.125	11/01/23	175	174,125
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.750	11/01/18	25	25,266
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	300	244,623

				967,452

Healthcare-Services 1.4%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23	218	222,905
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	125	127,969
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	500	452,500
Gtd. Notes	7.125	07/15/20	50	48,264
Gtd. Notes	8.000	11/15/19	250	251,562
HCA, Inc., Gtd. Notes	5.375	02/01/25	970	991,825
HealthSouth Corp.,
Gtd. Notes	5.125	03/15/23	25	25,063
Gtd. Notes	5.750	11/01/24	150	154,875
Kindred Healthcare, Inc.,
Gtd. Notes	8.000	01/15/20	225	224,100
Gtd. Notes	8.750	01/15/23	50	49,687
LifePoint Health, Inc., Gtd. Notes	5.875	12/01/23	75	78,562
Select Medical Corp., Gtd. Notes	6.375	06/01/21	325	308,344
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875	04/15/21	75	75,000
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20	475	477,375
Sr. Unsec’d. Notes	6.750	06/15/23	325	320,937
Sr. Unsec’d. Notes	8.125	04/01/22	25	25,938

				3,834,906

See Notes to Financial Statements.

Prudential Income Builder Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Holding Companies-Diversified 0.1%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125%	03/15/23	325	$332,313

Home Builders 1.0%
Beazer Homes USA, Inc.,
Gtd. Notes	5.750	06/15/19	50	46,375
Gtd. Notes	7.500	09/15/21	225	195,750
Sec’d. Notes	6.625	04/15/18	225	229,500
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	75	67,500
Gtd. Notes, 144A	6.500	12/15/20	125	122,500
CalAtlantic Group, Inc.,
Gtd. Notes	5.375	10/01/22	25	25,755
Gtd. Notes	8.375	01/15/21	200	235,500
D.R. Horton, Inc., Gtd. Notes	4.750	02/15/23	100	103,500
KB Home,
Gtd. Notes	7.250	06/15/18	150	160,125
Gtd. Notes	7.625	05/15/23	50	51,000
Lennar Corp., Gtd. Notes	4.750	05/30/25	100	100,250
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	75	75,000
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	50	51,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	175	180,688
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A	5.875	04/01/23	100	100,750
Gtd. Notes, 144A	6.125	04/01/25	225	226,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875	04/15/23	425	423,937
WCI Communities, Inc., Gtd. Notes	6.875	08/15/21	75	75,188
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	200	195,000

				2,666,005

Household Products/Wares
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	75	79,549

Housewares
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000	10/15/23	50	52,875

Internet 0.2%
Ancestry.com, Inc., Gtd. Notes	11.000	12/15/20	200	218,000
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375	06/01/23	225	236,813
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375	05/15/25	95	98,800

				553,613

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Iron/Steel
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $120,156; purchased 12/22/14)(b)(e)	6.375%	05/01/22	125	$121,875

Leisure Time 0.1%
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250	12/15/23	125	123,125
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A (original cost $108,875; purchased 05/05/16 - 04/06/16)(b)(e)	6.250	05/15/25	125	100,000
Sr. Unsec’d. Notes, 144A (original cost $158,938; purchased 03/30/15 - 04/19/16)(b)(e)	8.500	10/15/22	150	141,000

				364,125

Lodging 0.5%
Boyd Gaming Corp.,
Gtd. Notes	6.875	05/15/23	325	337,187
Gtd. Notes, 144A	6.375	04/01/26	50	51,125
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	350	363,125
Interval Acquisition Corp., Gtd. Notes, 144A	5.625	04/15/23	75	76,500
MGM Resorts International,
Gtd. Notes	6.625	12/15/21	225	239,625
Gtd. Notes	6.750	10/01/20	50	53,375
Station Casinos LLC, Gtd. Notes	7.500	03/01/21	100	105,963
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $284,000; purchased 10/01/14 - 01/22/16)(b)(e)	6.375	06/01/21	300	294,000

				1,520,900

Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes	6.000	05/15/21	50	49,500
Gtd. Notes	6.500	04/01/20	100	100,050
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750	02/01/19	25	15,000

				164,550

Machinery-Diversified 0.2%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500	06/15/23	275	283,250
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875	12/01/17	150	159,750

See Notes to Financial Statements.

Prudential Income Builder Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Machinery-Diversified (cont’d.)
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $81,469; purchased 10/06/14)(b)(e)	8.750%	12/15/19	75	$73,500
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500	02/15/24	50	55,250

				571,750

Media 1.5%
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750	07/15/25	200	200,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750	01/15/24	200	209,750
Gtd. Notes, 144A	5.375	05/01/25	50	51,188
Gtd. Notes, 144A	5.875	05/01/27	425	435,625
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750	07/15/25	200	203,000
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	305	287,462
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	75	70,688
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	100	102,378
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500	11/15/22	47	45,590
Series A, Gtd. Notes	7.625	03/15/20	100	87,500
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875	02/15/18	350	378,000
DISH DBS Corp., Gtd. Notes	6.750	06/01/21	100	103,021
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	200	210,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375	04/01/23	155	160,812
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	75	77,813
Numericable-SFR SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	200	203,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	275	284,625
Sinclair Television Group, Inc., Gtd. Notes	6.375	11/01/21	175	185,062
Gtd. Notes, 144A	5.625	08/01/24	25	25,688
Sr. Unsec’d. Notes, 144A	5.875	03/15/26	50	51,750
TEGNA, Inc., Gtd. Notes	6.375	10/15/23	200	216,000
Tribune Media Co., Gtd. Notes, 144A	5.875	07/15/22	150	149,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $152,250; purchased 04/16/15)(b)(e)	5.125	02/15/25	150	148,312
VTR Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	6.875	01/15/24	200	199,750

				4,086,264

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining 0.5%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	200	$194,750
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875	07/15/24	50	48,125
Corp. Nacional del Cobre de Chile (Chile), Sr. Unsec’d. Notes, RegS	4.875	11/04/44	400	394,728
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550	03/01/22	50	41,750
Gtd. Notes	3.875	03/15/23	50	41,875
Gtd. Notes	5.450	03/15/43	80	60,000
Kaiser Aluminum Corp., Gtd. Notes, 144A	5.875	05/15/24	50	51,188
Lundin Mining Corp. (Canada),
Sr. Sec’d. Notes, 144A	7.500	11/01/20	100	101,000
Sr. Sec’d. Notes, 144A	7.875	11/01/22	175	177,187
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.250	11/15/22	50	46,000
Gtd. Notes, 144A	7.000	04/15/20	125	121,875
Teck Resources Ltd. (Canada), Gtd. Notes	3.850	08/15/17	150	146,812

				1,425,290

Miscellaneous Manufacturing 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A (original cost $166,415; purchased 06/22/15)(b)(e)	5.000	03/15/22	166	165,585
Koppers, Inc., Gtd. Notes	7.875	12/01/19	155	157,519

				323,104

Oil & Gas 2.8%
Bonanza Creek Energy, Inc., Gtd. Notes	6.750	04/15/21	75	29,437
California Resources Corp.,
Gtd. Notes	6.000	11/15/24	115	47,869
Sec’d. Notes, 144A	8.000	12/15/22	383	263,312
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	08/15/21	215	206,400
Sr. Unsec’d. Notes, 144A	8.125	09/15/23	25	24,625
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250	04/23/19	405	464,712
Halcon Resources Corp., Sec’d. Notes, 144A	8.625	02/01/20	50	41,500
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $150,000; purchased 05/20/15)(b)(e)	5.750	10/01/25	150	141,375
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	7.000	05/05/20	450	479,340
Sr. Unsec’d. Notes, RegS	6.375	04/09/21	200	209,510

See Notes to Financial Statements.

Prudential Income Builder Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan), (cont’d.)
Sr. Unsec’d. Notes, RegS	9.125%	07/02/18	350	$383,250
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes	7.750	02/01/21	38	3,230
Sec’d. Notes, 144A	12.000	12/15/20	150	28,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	50	38,094
Gtd. Notes, 144A	6.500	03/15/21	150	117,750
Memorial Resource Development Corp., Gtd. Notes	5.875	07/01/22	200	182,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375	01/01/26	75	74,250
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A (original cost $207,000; purchased 09/24/14)(b)(e)(f)	5.375	01/26/19	200	30,000
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, RegS	4.300	05/20/23	200	198,568
Sr. Unsec’d. Notes, RegS	4.875	05/03/22	200	206,147
Sr. Unsec’d. Notes, RegS	6.500	05/27/41	200	203,948
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS	5.375	04/12/27	625	219,687
Gtd. Notes, RegS	6.000	05/16/24	500	170,000
Gtd. Notes, RegS	8.500	11/02/17	720	421,200
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	01/21/21	410	430,500
Gtd. Notes	5.500	06/27/44	350	308,000
Gtd. Notes	6.000	03/05/20	30	31,912
Gtd. Notes	6.500	06/02/41	345	344,310
Gtd. Notes, 144A	5.500	02/04/19	80	83,640
Gtd. Notes, 144A	6.875	08/04/26	80	88,280
Range Resources Corp.,
Gtd. Notes	5.000	08/15/22	25	23,344
Gtd. Notes	5.000	03/15/23	25	23,063
Rice Energy, Inc., Gtd. Notes	7.250	05/01/23	50	50,500
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500	11/14/22	200	196,530
Sinopec Group Overseas Development 2012 Ltd. (China),
Gtd. Notes, RegS	3.900	05/17/22	200	209,279
Gtd. Notes, RegS	4.875	05/17/42	400	432,866
State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec’d. Notes, EMTN, RegS	4.750	03/13/23	400	359,446

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	5.500%	08/01/20	100	$100,000
Gtd. Notes, 144A	6.375	04/01/23	125	126,875
Triangle USA Petroleum Corp., Gtd. Notes, 144A(b)	6.750	07/15/22	75	16,500
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500	02/15/23	50	47,875
Western Refining, Inc., Gtd. Notes	6.250	04/01/21	300	277,500
Whiting Petroleum Corp., Gtd. Notes	5.750	03/15/21	25	20,813
WPX Energy, Inc.,
Sr. Unsec’d. Notes	7.500	08/01/20	50	47,625
Sr. Unsec’d. Notes	6.000	01/15/22	215	193,500
Sr. Unsec’d. Notes	8.250	08/01/23	100	94,000
YPF SA (Argentina),
Sr. Unsec’d. Notes, RegS	8.875	12/19/18	100	107,345
Sr. Unsec’d. Notes, 144A	8.875	12/19/18	50	53,672

				7,852,079

Packaging & Containers 0.9%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	100	101,750
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.625	06/15/19	566	583,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A^	7.250	05/15/24	250	250,000
Gtd. Notes, 144A	9.125	10/15/20	200	210,250
Ball Corp., Gtd. Notes	4.375	12/15/20	100	104,000
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19	200	192,000
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19	125	140,313
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	5.875	08/15/23	50	53,750
Gtd. Notes, 144A	6.375	08/15/25	50	53,875
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500	08/15/19	150	137,250
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $249,875; purchased 01/22/15 - 11/04/15)(b)(e)	6.500	10/01/21	250	253,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand),
Gtd. Notes	9.875	08/15/19	100	103,375
Sr. Sec’d. Notes	6.875	02/15/21	300	311,625
Sealed Air Corp., Gtd. Notes, 144A	4.875	12/01/22	25	26,031

				2,521,131

See Notes to Financial Statements.

Prudential Income Builder Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.500%	03/01/23	25	$21,250
Gtd. Notes, 144A	6.125	04/15/25	375	313,267
Gtd. Notes, 144A	6.750	08/15/18	150	144,750
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24	150	162,000

				641,267

Pipelines 0.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250	04/01/23	50	45,625
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes	6.000	05/15/23	200	185,000
Gtd. Notes	6.750	08/01/22	175	168,009
MPLX LP,
Gtd. Notes, 144A	4.875	12/01/24	50	48,734
Gtd. Notes, 144A	4.875	06/01/25	50	48,315
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $159,375; purchased 05/27/15)(b)(e)	6.000	01/15/19	150	153,000
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625	11/15/23	25	19,750
Southern Gas Corridor CJSC (Azerbaijan), Gov’t. Gtd. Notes, 144A	6.875	03/24/26	250	256,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	6.875	02/01/21	25	25,562
Gtd. Notes, 144A	6.750	03/15/24	100	101,750

				1,052,682

Real Estate
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $101,125; purchased 11/10/14 - 03/29/16)(b)(e)	8.250	12/01/22	100	104,000

Real Estate Investment Trusts (REITs) 0.2%
DuPont Fabros Technology LP, Gtd. Notes	5.875	09/15/21	50	52,500
Equinix, Inc., Sr. Unsec’d. Notes	5.875	01/15/26	150	158,718
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625	05/01/24	50	52,125
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	6.375	02/15/22	75	78,750
Gtd. Notes	6.375	03/01/24	75	79,875

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	200	$206,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	50	48,625

				677,093

Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000	04/01/22	75	77,438
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750	05/20/20	75	77,459
Caleres, Inc., Gtd. Notes	6.250	08/15/23	125	127,500
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	90,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	100	72,000
CST Brands, Inc., Gtd. Notes	5.000	05/01/23	75	75,796
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20	100	104,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750	06/15/23	50	46,625
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	150	146,625
Landry’s, Inc., Gtd. Notes, 144A (original cost $204,439; purchased 10/28/14 - 01/05/15)(b)(e)	9.375	05/01/20	192	201,840
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000	10/15/21	575	500,250
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250	06/30/20	100	91,500
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	250	266,407
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	50	53,375
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375	08/01/21	30	30,900
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $75,000; purchased 05/29/15)(b)(e)	8.000	06/15/22	75	67,125

				2,028,840

Semiconductors 0.4%
Micron Technology, Inc.,
Sr. Sec’d. Notes, 144A	7.500	09/15/23	100	103,500
Sr. Unsec’d. Notes, 144A	5.250	01/15/24	100	80,250
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	350	276,500
Microsemi Corp., Gtd. Notes, 144A	9.125	04/15/23	50	55,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	200	207,500

See Notes to Financial Statements.

Prudential Income Builder Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	325	$326,625

				1,049,375

Software 0.8%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	685	506,900
Change Healthcare Holdings, Inc., Gtd. Notes	11.000	12/31/19	275	292,703
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	850	873,375
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $50,000; purchased 03/16/15)(b)(e)	7.125	05/01/21	50	42,125
Infor US, Inc., Gtd. Notes	6.500	05/15/22	300	276,903
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	200	194,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	150	153,375

				2,339,881

Telecommunications 1.5%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250	02/15/23	75	72,000
Avaya, Inc., Sec’d. Notes, 144A	10.500	03/01/21	265	56,975
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125	03/11/23	200	215,285
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625	04/01/20	100	102,750
Columbus International, Inc. (Barbados), Gtd. Notes, RegS (original cost $211,750; purchased 10/01/14)(b)(e)	7.375	03/30/21	200	212,440
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625	06/01/20	275	283,937
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000	06/15/25	425	435,625
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	150	158,343
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	200	180,375
Sr. Unsec’d. Notes, RegS	6.000	04/15/21	200	183,000
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750	04/15/22	125	123,438
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	200	126,375
Gtd. Notes	7.250	04/01/19	150	123,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750	06/01/21	85	28,050
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	500	403,750
Gtd. Notes	7.625	02/15/25	365	275,119
T-Mobile USA, Inc., Gtd. Notes	6.625	04/01/23	250	267,187

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		200	$202,260
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303		05/30/24		200	209,050
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125		04/30/18		100	109,500
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500		04/30/20		200	201,000
Windstream Services LLC, Gtd. Notes	7.875		11/01/17		231	242,169

						4,211,628

Textiles 0.1%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250		06/01/21		350	356,125

Transportation 0.3%
Kazakhstan Temir Zholy Finance BV (Kazakhstan),
Gtd. Notes, RegS	6.375		10/06/20		200	202,660
Gtd. Notes, RegS	6.950		07/10/42		200	187,028
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875		07/31/23		200	204,500
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.500		06/15/22		250	243,450
Sr. Unsec’d. Notes, 144A	7.875		09/01/19		75	78,469

						916,107

TOTAL CORPORATE BONDS (cost $70,357,358)						67,842,603

FOREIGN GOVERNMENT BONDS 13.2%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes, RegS	9.500		11/12/25		400	390,520
Arab Republic of Egypt (Egypt), Sr. Unsec’d. Notes, 144A	5.875		06/11/25		200	179,040
Argentina Bonar Bonds (Argentina),
Bonds	8.750		05/07/24		300	325,869
Sr. Unsec’d. Notes	7.000		04/17/17		1,000	1,017,099
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes(f)	2.260	(d)	12/31/38	EUR	200	139,124
Sr. Unsec’d. Notes(f)	2.500	(d)	12/31/38		180	114,750
Sr. Unsec’d. Notes, 144A	6.875		04/22/21		150	154,500
Sr. Unsec’d. Notes, 144A	7.500		04/22/26		480	487,200
Sr. Unsec’d. Notes(f)	7.820		12/31/33	EUR	138	157,572
Sr. Unsec’d. Notes(f)	8.280		12/31/33		631	660,886
Sr. Unsec’d. Notes(f)	8.750		06/02/17		75	78,450

See Notes to Financial Statements.

Prudential Income Builder Fund	33

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, RegS	6.500%	06/10/19	100	$103,970
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477	07/24/23	134	122,335
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	4.875	01/22/21	900	915,750
Sr. Unsec’d. Notes	5.625	01/07/41	150	131,625
Sr. Unsec’d. Notes	7.125	01/20/37	100	103,500
Sr. Unsec’d. Notes	8.250	01/20/34	318	366,495
City of Buenos Aires Argentina (Argentina), Sr. Unsec’d. Notes, RegS	8.950	02/19/21	200	215,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41	355	380,737
Sr. Unsec’d. Notes	7.375	09/18/37	340	410,550
Sr. Unsec’d. Notes	10.375	01/28/33	200	291,000
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, RegS	4.250	01/26/23	400	370,000
Sr. Unsec’d. Notes, RegS	7.158	03/12/45	200	186,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS	6.375	03/24/21	300	328,359
Sr. Unsec’d. Notes, RegS	6.625	07/14/20	285	312,502
Sr. Unsec’d. Notes, RegS	6.750	11/05/19	700	768,334
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS	5.875	04/18/24	200	206,000
Sr. Unsec’d. Notes, RegS	7.450	04/30/44	550	583,000
Sr. Unsec’d. Notes, RegS	7.500	05/06/21	745	815,775
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, RegS	7.950	06/20/24	400	347,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, RegS	5.875	06/11/25	200	179,040
Sr. Unsec’d. Notes, RegS	6.875	04/30/40	100	86,020
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS	7.375	12/01/19	105	105,263
Sr. Unsec’d. Notes, RegS	7.625	02/01/41	300	264,000
Sr. Unsec’d. Notes, RegS	7.750	01/24/23	300	301,500
Sr. Unsec’d. Notes, RegS	8.250	04/10/32	80	78,600
Georgia Government International Bond (Georgia), Unsec’d. Notes, RegS	6.875	04/12/21	200	220,250
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750	06/06/22	200	218,500

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375%	02/21/23		508	$559,780
Sr. Unsec’d. Notes	5.375	03/25/24		222	246,697
Sr. Unsec’d. Notes	5.750	11/22/23		200	226,250
Sr. Unsec’d. Notes	6.375	03/29/21		412	469,062
Sr. Unsec’d. Notes	7.625	03/29/41		256	361,562
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS	3.375	04/15/23		200	198,018
Sr. Unsec’d. Notes, RegS	4.125	01/15/25		250	254,886
Sr. Unsec’d. Notes, RegS	4.875	05/05/21		250	270,910
Sr. Unsec’d. Notes, RegS	5.250	01/17/42		320	327,755
Sr. Unsec’d. Notes, 144A	5.950	01/08/46		200	224,735
Sr. Unsec’d. Notes, RegS	7.750	01/17/38		200	261,767
Sr. Unsec’d. Notes, RegS	8.500	10/12/35		100	138,975
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250	07/15/21	IDR	1,100,000	86,285
Ivory Coast Government International Bond (Cote D’lvoire),
Sr. Unsec’d. Notes, RegS	5.750	12/31/32		350	318,535
Sr. Unsec’d. Notes, RegS, 144A	5.750	12/31/32		150	136,515
Sr. Unsec’d. Notes, RegS	6.375	03/03/28		200	190,040
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes	7.625	07/09/25		200	220,000
Sr. Unsec’d. Notes	8.000	03/15/39		100	109,000
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, RegS	6.500	07/21/45		400	436,422
Sr. Unsec’d. Notes, RegS, 144A	6.500	07/21/45		200	218,211
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, RegS	5.875	06/24/19		600	592,776
Sr. Unsec’d. Notes, RegS	6.875	06/24/24		200	188,020
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN	5.450	11/28/19		20	19,749
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20		400	405,032
Sr. Unsec’d. Notes, GMTN, RegS	6.600	11/27/26		200	197,270
Sr. Unsec’d. Notes, RegS	8.250	04/12/21		420	458,892
Malaysia Sukuk Global Bhd (Malaysia), Gov’t. Gtd. Notes, 144A	4.080	04/27/46		250	250,475
Mexican Bonos (Mexico), Bonds	6.500	06/09/22	MXN	710	43,426
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	6.050	01/11/40		598	708,630
Sr. Unsec’d. Notes, MTN	6.750	09/27/34		203	263,900

See Notes to Financial Statements.

Prudential Income Builder Fund	35

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	4.125%	01/05/18	400	$372,000
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250	12/11/22	200	206,750
Nigeria Government International Bond (Nigeria),
Bonds, RegS	6.750	01/28/21	200	195,040
Sr. Unsec’d. Notes, RegS	6.375	07/12/23	200	186,448
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250	04/15/19	300	314,573
Sr. Unsec’d. Notes, RegS	8.250	09/30/25	200	210,683
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.300	04/29/53	250	240,312
Sr. Unsec’d. Notes	6.700	01/26/36	100	128,000
Sr. Unsec’d. Notes	7.125	01/29/26	450	581,625
Sr. Unsec’d. Notes	9.375	04/01/29	100	149,750
Perusahaan Penerbit SBSN Indonesia III (Indonesia), Sr. Unsec’d. Notes, 144A	4.325	05/28/25	200	203,400
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50	180	208,350
Sr. Unsec’d. Notes	6.550	03/14/37	655	840,037
Sr. Unsec’d. Notes	7.350	07/21/25	100	133,850
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	6.375	01/15/32	200	279,567
Sr. Unsec’d. Notes	7.750	01/14/31	460	709,444
Republic of Angola Via Northern Lights III BV (Angola), Sr. Sec’d. Notes, RegS	7.000	08/16/19	219	220,161
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000	09/30/20	200	199,520
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes, RegS	4.750	03/18/24	200	194,040
Republic of Belarus (Belarus), Sr. Unsec’d. Notes, RegS	8.950	01/26/18	200	209,500
Republic of Gabon (Gabon), Bonds, RegS	8.200	12/12/17	200	206,520
Republic of Ghana (Ghana),
Sr. Unsec’d. Notes, 144A	8.125	01/18/26	200	158,040
Sr. Unsec’d. Notes, RegS	8.500	10/04/17	150	149,655
Republic of Honduras (Honduras), Sr. Unsec’d. Notes, RegS	8.750	12/16/20	200	225,500
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800	01/15/28	500	355,050
Republic of Paraguay (Paraguay), Sr. Unsec’d. Notes, RegS	6.100	08/11/44	200	204,000

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Serbia (Serbia),
Bonds, RegS	4.875%		02/25/20		400	$409,536
Sr. Unsec’d. Notes, RegS	7.250		09/28/21		200	226,560
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, RegS	3.875		10/29/35	EUR	100	118,165
Sr. Unsec’d. Notes, 144A	3.875		10/29/35	EUR	170	200,881
Sr. Unsec’d. Notes, RegS	4.375		08/22/23		310	329,403
Sr. Unsec’d. Notes, RegS	6.125		01/22/44		150	183,937
Sr. Unsec’d. Notes, RegS	6.750		02/07/22		302	357,492
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS	5.875		09/16/43		400	431,248
Sr. Unsec’d. Notes, RegS	12.750		06/24/28		420	721,568
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, RegS	5.625		04/04/42		200	210,354
Senegal Goverment International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750		05/13/21		200	217,040
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500		10/26/22		200	225,790
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500		03/09/20		300	319,082
Sr. Unsec’d. Notes	5.875		05/30/22		150	163,898
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, RegS	6.250		10/04/20		430	438,176
Sr. Unsec’d. Notes, RegS	6.250		07/27/21		230	230,863
Sr. Unsec’d. Notes, RegS, 144A	6.850		11/03/25		200	196,929
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	4.875		04/16/43		200	187,500
Sr. Unsec’d. Notes	5.625		03/30/21		550	596,441
Sr. Unsec’d. Notes	6.000		01/14/41		200	217,368
Sr. Unsec’d. Notes	6.250		09/26/22		200	224,250
Sr. Unsec’d. Notes	6.875		03/17/36		260	309,725
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	3.308	(d)	05/31/40		25	7,807
Sr. Unsec’d. Notes, RegS	7.750		09/01/19		100	96,520
Sr. Unsec’d. Notes, 144A	7.750		09/01/19		300	289,560
Sr. Unsec’d. Notes, RegS, 144A	7.750		09/01/20		100	95,909
Sr. Unsec’d. Notes, 144A	7.750		09/01/20		506	485,300
Sr. Unsec’d. Notes, 144A	7.750		09/01/21		104	99,471
Sr. Unsec’d. Notes, 144A	7.750		09/01/22		104	99,284
Sr. Unsec’d. Notes, RegS	7.750		09/01/27		100	92,895
Ukreximbank Via Biz Finance PLC (Ukraine), Sr. Unsec’d. Notes, RegS	9.625		04/27/22		200	185,040

See Notes to Financial Statements.

Prudential Income Builder Fund	37

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.500%	08/14/24	180	$191,025
Sr. Unsec’d. Notes	5.100	06/18/50	255	239,062
Sr. Unsec’d. Notes	7.625	03/21/36	300	389,625
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS	7.000	03/31/38	620	221,650
Sr. Unsec’d. Notes, RegS	7.750	10/13/19	275	110,344
Sr. Unsec’d. Notes, RegS	9.000	05/07/23	100	38,125
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	4.800	11/19/24	200	204,717
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, RegS	8.500	04/14/24	200	165,040
Unsec’d. Notes, RegS	5.375	09/20/22	200	148,723

TOTAL FOREIGN GOVERNMENT BONDS (cost $37,319,175)				37,258,808

U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Notes (cost $807,999)(g)(h)	2.250	11/15/24	800	831,906

TOTAL LONG-TERM INVESTMENTS (cost $272,656,411)				275,323,099

			Shares

SHORT-TERM INVESTMENT 1.9%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $5,418,573) (Note 3)(a)			5,418,573	5,418,573

TOTAL INVESTMENTS 99.7% (cost $278,074,984) (Note 5)				280,741,672
Other assets in excess of liabilities(i) 0.3%				787,566

NET ASSETS 100.0%				$281,529,238

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Financial Statements.

38

ADR—American Depositary Receipt

CDX—Credit Derivative Index

CVA—Certificate Van Aandelen (Bearer)

CVT—Convertible Security

EMTN—Euro Medium Term Note

ETF—Exchange Traded Fund

GMTN—Global Medium Term Note

MLP—Master Limited Partnership

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

UTS—Unit Trust Security

BRL—Brazilian Real

CHF—Swiss Franc

CLP—Chilean Peso

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RUB—Russian Ruble

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwanese Dollar

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $317,857 and 0.1% of net assets.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Non-income producing security.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2016.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $5,083,968. The aggregate value of $4,474,026 is approximately 1.6% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

See Notes to Financial Statements.

Prudential Income Builder Fund	39

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
7	2 Year U.S. Treasury Notes	Jun. 2016	$1,530,598	$1,530,375	$(223)
24	5 Year U.S. Treasury Notes	Jun. 2016	2,905,257	2,901,937	(3,320)
10	10 Year U.S. Treasury Notes	Jun. 2016	1,303,048	1,300,625	(2,423)
1	20 Year U.S. Treasury Bonds	Jun. 2016	165,336	163,313	(2,023)

					(7,989)

	Short Position:
24	10 Year U.S. Treasury Notes	Jun. 2016	3,114,008	3,121,500	7,492

					$(497)

(1)	Cash of $100,000 and a U.S. Treasury security with a market value of $124,786 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2016.

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	661	$179,535	$191,359	$11,824
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	2,706	714,000	783,348	69,348
Expiring 05/12/16	JPMorgan Chase	BRL	141	34,590	40,797	6,207
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	123,563	182,650	186,794	4,144
Expiring 05/13/16	Barclays Capital Group	CLP	88,356	127,700	133,558	5,858
Expiring 05/13/16	Citigroup Global Markets	CLP	174,708	256,200	264,088	7,888
Expiring 05/13/16	Citigroup Global Markets	CLP	124,136	186,600	187,643	1,043
Expiring 05/13/16	Citigroup Global Markets	CLP	88,305	127,700	133,481	5,781
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	281,573	83,355	98,626	15,271
Expiring 05/13/16	Citigroup Global Markets	COP	724,472	216,596	253,760	37,164
Expiring 05/13/16	Citigroup Global Markets	COP	161,694	47,881	56,637	8,756
Expiring 05/13/16	Citigroup Global Markets	COP	151,439	44,885	53,045	8,160
Expiring 05/13/16	Citigroup Global Markets	COP	108,267	32,060	37,922	5,862
Czech Koruna,
Expiring 07/22/16	JPMorgan Chase	CZK	2,240	94,401	95,065	664

See Notes to Financial Statements.

40

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 05/23/16	Barclays Capital Group	INR	23,256	$347,364	$348,938	$1,574
Expiring 05/23/16	Barclays Capital Group	INR	10,027	149,435	150,449	1,014
Expiring 05/23/16	Citigroup Global Markets	INR	13,282	197,929	199,286	1,357
Expiring 07/22/16	Citigroup Global Markets	INR	15,182	226,331	225,278	(1,053)
Malaysian Ringgit,
Expiring 05/12/16	Barclays Capital Group	MYR	1,253	304,482	320,292	15,810
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	3,936	223,574	226,914	3,340
Expiring 07/22/16	Citigroup Global Markets	MXN	2,367	135,956	136,442	486
Expiring 07/22/16	Citigroup Global Markets	MXN	1,987	113,846	114,528	682
Expiring 07/22/16	Citigroup Global Markets	MXN	1,911	109,728	110,167	439
Expiring 07/22/16	JPMorgan Chase	MXN	3,905	224,873	225,077	204
New Taiwanese Dollar,
Expiring 07/13/16	Bank of America	TWD	3,607	111,447	111,934	487
Expiring 07/13/16	Citigroup Global Markets	TWD	10,021	313,004	310,942	(2,062)
Expiring 07/13/16	Citigroup Global Markets	TWD	7,171	221,846	222,526	680
Expiring 07/18/16	JPMorgan Chase	TWD	21,049	654,398	653,134	(1,264)
Peruvian Nuevo Sol,
Expiring 05/13/16	Barclays Capital Group	PEN	366	107,550	111,176	3,626
Expiring 05/13/16	Barclays Capital Group	PEN	283	82,300	86,025	3,725
Expiring 05/13/16	Barclays Capital Group	PEN	275	81,642	83,451	1,809
Expiring 05/13/16	Citigroup Global Markets	PEN	590	165,388	179,197	13,809
Expiring 05/13/16	Citigroup Global Markets	PEN	517	146,010	157,212	11,202
Expiring 05/13/16	Citigroup Global Markets	PEN	145	42,425	44,100	1,675
Expiring 05/13/16	Credit Suisse First Boston Corp.	PEN	145	42,425	44,197	1,772
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	425	110,085	111,112	1,027
Expiring 07/22/16	Citigroup Global Markets	PLN	217	57,600	56,805	(795)
Russian Ruble,
Expiring 07/20/16	Barclays Capital Group	RUB	14,929	221,845	225,468	3,623
Expiring 07/20/16	Barclays Capital Group	RUB	7,040	104,018	106,317	2,299
Expiring 07/20/16	Citigroup Global Markets	RUB	8,057	118,877	121,678	2,801
Singapore Dollar,
Expiring 07/13/16	Citigroup Global Markets	SGD	484	361,861	359,546	(2,315)
Turkish Lira,
Expiring 05/20/16	Bank of America	TRY	77	25,198	27,398	2,200
Expiring 05/20/16	Barclays Capital Group	TRY	318	108,353	112,946	4,593
Expiring 05/20/16	Citigroup Global Markets	TRY	1,062	357,228	377,378	20,150
Expiring 05/20/16	Citigroup Global Markets	TRY	1,018	343,150	361,855	18,705
Expiring 05/20/16	Citigroup Global Markets	TRY	576	201,217	204,753	3,536

See Notes to Financial Statements.

Prudential Income Builder Fund	41

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira, (cont’d.)
Expiring 05/20/16	Citigroup Global Markets	TRY	448	$157,299	$159,211	$1,912
Expiring 05/20/16	Citigroup Global Markets	TRY	130	45,195	46,255	1,060
Expiring 05/20/16	Citigroup Global Markets	TRY	125	43,918	44,513	595
Expiring 05/20/16	Hong Kong & Shanghai Bank	TRY	644	221,097	228,816	7,719
Expiring 05/20/16	Toronto Dominion	TRY	1,118	377,000	397,188	20,188

				$9,184,047	$9,518,627	$334,580

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 05/12/16	Citigroup Global Markets	BRL	164	$44,800	$47,582	$(2,782)
Expiring 05/12/16	Citigroup Global Markets	BRL	164	44,800	47,478	(2,678)
Expiring 05/12/16	Citigroup Global Markets	BRL	35	9,437	10,067	(630)
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	2,611	646,697	755,935	(109,238)
Expiring 05/12/16	Goldman Sachs & Co.	BRL	197	51,805	57,164	(5,359)
Expiring 06/02/16	Citigroup Global Markets	BRL	170	47,250	48,725	(1,475)
Chilean Peso,
Expiring 05/12/16	Citigroup Global Markets	CLP	241,394	352,298	364,925	(12,627)
Expiring 05/13/16	Bank of America	CLP	239,588	332,207	362,160	(29,953)
Expiring 05/13/16	Citigroup Global Markets	CLP	118,894	170,543	179,720	(9,177)
Colombian Peso,
Expiring 05/13/16	Barclays Capital Group	COP	364,439	113,250	127,652	(14,402)
Expiring 05/13/16	Barclays Capital Group	COP	351,913	105,300	123,264	(17,964)
Expiring 05/13/16	Citigroup Global Markets	COP	361,534	110,900	126,634	(15,734)
Expiring 05/13/16	Citigroup Global Markets	COP	352,229	105,300	123,375	(18,075)
Euro,
Expiring 07/27/16	Citigroup Global Markets	EUR	148	167,109	169,709	(2,600)
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	61,685	225,951	226,215	(264)
Indonesia Rupiah,
Expiring 06/06/16	Hong Kong & Shanghai Bank	IDR	1,265,559	95,644	95,377	267
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	632	5,699	5,952	(253)
Malaysian Ringgit,
Expiring 05/12/16	Citigroup Global Markets	MYR	1,253	301,122	320,292	(19,170)
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	3,937	226,713	226,916	(203)

See Notes to Financial Statements.

42

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
expiring 12/15/16	Barclays Capital Group	TWD	21,065	$625,439	$655,545	$(30,106)
Peruvian Nuevo Sol,
Expiring 05/13/16	Citigroup Global Markets	PEN	1,660	467,765	504,504	(36,739)
Expiring 09/08/16	Credit Suisse First Boston Corp.	PEN	673	189,832	201,726	(11,894)
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	213	56,063	55,594	469
Singapore Dollar,
Expiring 07/13/16	Bank of America	SGD	304	222,895	225,791	(2,896)
Expiring 07/13/16	Citigroup Global Markets	SGD	481	354,953	356,794	(1,841)
Expiring 07/13/16	Citigroup Global Markets	SGD	199	147,280	147,612	(332)
Expiring 07/13/16	Citigroup Global Markets	SGD	35	25,512	25,615	(103)
Swiss Franc,
Expiring 07/27/16	JPMorgan Chase	CHF	1	799	812	(13)
Turkish Lira,
Expiring 05/20/16	Barclays Capital Group	TRY	84	28,430	29,977	(1,547)
Expiring 05/20/16	Citigroup Global Markets	TRY	2,633	875,896	935,700	(59,804)
Expiring 05/20/16	Citigroup Global Markets	TRY	633	208,180	224,965	(16,785)

				$6,359,869	$6,783,777	(423,908)

						$(89,328)

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/2016	Buy	TRY	1,016	EUR	310	$6,054	Citigroup Global Markets
07/22/2016	Buy	PLN	875	EUR	199	433	Citigroup Global Markets
07/22/2016	Buy	PLN	859	EUR	200	(4,708)	Citigroup Global Markets

						$1,779

See Notes to Financial Statements.

Prudential Income Builder Fund	43

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Credit default swap agreements outstanding at April 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(1)
CDX.EM.22.V1	12/20/19	1.000%	3,552	$(258,910)	$(400,865)	$141,955	Deutsche Bank AG
CDX.EM.22.V1	12/20/19	1.000%	2,880	(209,927)	(333,120)	123,193	Citigroup Global Markets
CDX.EM.22.V1	12/20/19	1.000%	1,248	(90,969)	(155,790)	64,821	Barclays Capital Group

				$(559,806)	$(889,775)	$329,969

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

44

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$47,411,112	$—	$—
Common Stocks	83,669,432	8,699,149	—
Exchange Traded Funds	25,878,311	—	—
Preferred Stocks	9,150,351	—	—
Corporate Bonds	—	67,524,746	317,857
Foreign Government Bonds	—	37,258,808	—
U.S. Treasury Obligation	—	831,906	—
Other Financial Instruments*
Futures Contracts	(497)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(89,328)	—
OTC Cross Currency Exchange Contracts	—	1,779	—
OTC Credit Default Swaps	—	(559,806)	—

Total	$166,108,709	$113,667,254	$317,857

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Affiliated Mutual Funds	16.8%
Foreign Government Bonds	13.2
Real Estate Investment Trusts (REITs)	12.4
Exchange Traded Funds	9.2
Oil, Gas & Consumable Fuels	7.5
Oil & Gas	2.8
Banks	2.5
Electric	2.1
Pharmaceuticals	1.8
Media	1.7
Food Products	1.5
Telecommunications	1.5
Hotels, Restaurants & Leisure	1.4
Healthcare-Services	1.4
Software	1.3
Diversified Telecommunication Services	1.3
Chemicals	1.2
IT Services	1.1
Beverages	1.0
Home Builders	1.0
Packaging & Containers	0.9
Entertainment	0.9
Communications Equipment	0.8%
Specialty Retail	0.8
Food	0.8
Tobacco	0.8
Retail	0.7
Auto Parts & Equipment	0.7
Building Materials	0.6
Lodging	0.5
Textiles, Apparel & Luxury Goods	0.5
Mining	0.5
Electric Utilities	0.5
Commercial Services	0.5
Aerospace & Defense	0.5
Industrial Conglomerates	0.4
Pipelines	0.4
Semiconductors	0.4
Independent Power & Renewable Electricity Producers	0.4
Road & Rail	0.4
Healthcare-Products	0.3
Transportation	0.3
U.S. Treasury Obligation	0.3

See Notes to Financial Statements.

Prudential Income Builder Fund	45

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Biotechnology	0.3%
Multi-Utilities	0.3
Computers	0.3
Life Sciences Tools & Services	0.3
Diversified Financial Services	0.2
Household Products	0.2
Containers & Packaging	0.2
Machinery-Diversified	0.2
Internet	0.2
Real Estate Management & Development	0.2
Wireless Telecommunication Services	0.2
Distribution/Wholesale	0.2
Insurance	0.1
Leisure Time	0.1
Textiles	0.1
Holding Companies—Diversified	0.1%
Miscellaneous Manufacturing	0.1
Airlines	0.1
Energy Equipment & Services	0.1
Engineering & Construction	0.1
Environmental Control	0.1
Gas	0.1
Auto Manufacturers	0.1
Machinery-Construction & Mining	0.1
Electrical Components & Equipment	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$7,492	*	Due from/to broker—variation margin futures	$7,989	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency forward exchange contracts	342,805		Unrealized depreciation on OTC forward foreign currency exchange contracts	432,133
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	6,487		Unrealized depreciation on OTC cross currency exchange contracts	4,708
Credit contracts	Unrealized appreciation on OTC swap agreements	329,969		—	—
Credit contracts	—	—		Premiums received for OTC swap agreements	889,775

Total		$686,753			$1,334,605

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

46

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Rights(1)	Swaps	Forward & Cross Currency Contracts(2)	Total
Interest rate contracts	$19,417	$—	$—	$—	$19,417
Foreign exchange contracts	—	—	—	(71,859)	(71,859)
Credit contracts	—	—	49,712	—	49,712
Equity contracts	—	220	—	—	220

Total	$19,417	$220	$49,712	$(71,859)	$(2,510)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Swaps	Forward & Cross Currency Contracts(3)	Total
Interest rate contracts		$(3,924)	$—	$—	$(3,924)
Foreign exchange contracts		—	—	(143,653)	(143,653)
Credit contracts		—	164,759	—	164,759

Total		$(3,924)	$164,759	$(143,653)	$17,182

(1)	Included in realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2016, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Cross Currency Exchange Contracts(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Credit Default Swap Agreements— Sell Protection(3)
$3,000,401	$1,293,388	$314,159	$7,315,033	$9,826,166	$8,000

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD (000).

See Notes to Financial Statements.

Prudential Income Builder Fund	47

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$2,687	$(2,687)	$—	$—
Barclays Capital Group	124,023	(124,023)	—	—
Citigroup Global Markets	304,227	(304,227)	—	—
Credit Suisse First Boston Corp.	71,120	(71,120)	—	—
Deutsche Bank AG	141,955	(141,955)	—	—
Goldman Sachs & Co.	—	—	—	—
Hong Kong & Shanghai Bank	7,986	—	—	7,986
JPMorgan Chase	7,075	(1,277)	—	5,798
Toronto Dominion	20,188	—	—	20,188

	$679,261

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(32,849)	$2,687	$—	$(30,162)
Barclays Capital Group	(219,809)	124,023	95,786	—
Citigroup Global Markets	(545,325)	304,227	241,098	—
Credit Suisse First Boston Corp.	(121,132)	71,120	—	(50,012)
Deutsche Bank AG	(400,865)	141,955	258,910	—
Goldman Sachs & Co.	(5,359)	—	—	(5,359)
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(1,277)	1,277	—	—
Toronto Dominion	—	—	—	—

	$(1,326,616)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

See Notes to Financial Statements.

48

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Income Builder Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $231,211,041)	$233,330,560
Affiliated investments (cost $46,863,943)	47,411,112
Cash	198,137
Foreign currency, at value (cost $8,575)	9,162
Deposit with broker for futures	100,000
Cash segregated for counterparty—OTC	430,000
Dividends and interest receivable	2,401,755
Receivable for Fund shares sold	2,160,218
Receivable for investments sold	673,557
Unrealized appreciation on OTC forward foreign currency exchange contracts	342,805
Unrealized appreciation on OTC swap agreements	329,969
Tax reclaim receivable	9,142
Unrealized appreciation on OTC cross currency exchange contracts	6,487
Due from broker—variation margin futures	1,719
Prepaid expenses	775

Total assets	287,405,398

Liabilities
Payable for investments purchased	2,732,138
Payable for Fund shares reacquired	1,394,077
Premium received for OTC swap agreements	889,775
Unrealized depreciation on OTC forward foreign currency exchange contracts	432,133
Accrued expenses and other liabilities	145,411
Dividends payable	110,982
Distribution fee payable	98,104
Management fee payable	52,637
Affiliated transfer agent fee payable	15,036
Unrealized depreciation on OTC cross currency exchange contracts	4,708
Deferred trustees’ fees	1,159

Total liabilities	5,876,160

Net Assets	$281,529,238

Net assets were comprised of:
Shares of beneficial interest, at par	$30,733
Paid-in capital in excess of par	302,822,251

302,852,984
Distributions in excess of net investment income	(1,623,937)
Accumulated net realized loss on investment transactions	(22,609,030)
Net unrealized appreciation on investments	2,909,221

Net assets, April 30, 2016	$281,529,238

See Notes to Financial Statements.

50

Class A
Net asset value and redemption price per share, ($138,684,143 ÷ 15,072,906 shares of beneficial interest issued and outstanding)	$9.20
Maximum sales charge (4.50% of offering price)	0.43

Maximum offering price to public	$9.63

Class B
Net asset value, offering price and redemption price per share,
($2,812,832 ÷ 311,111 shares of beneficial interest issued and outstanding)	$9.04

Class C
Net asset value, offering price and redemption price per share,
($85,246,482 ÷ 9,431,936 shares of beneficial interest issued and outstanding)	$9.04

Class R
Net asset value, offering price and redemption price per share,
($407,432 ÷ 44,343 shares of beneficial interest issued and outstanding)	$9.19

Class Z
Net asset value, offering price and redemption price per share,
($54,378,349 ÷ 5,873,189 shares of beneficial interest issued and outstanding)	$9.26

See Notes to Financial Statements.

Prudential Income Builder Fund	51

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income	$3,713,493
Unaffiliated dividend income (net of foreign withholding taxes of $38,848)	2,591,652
Affiliated dividend income	621,921

Total income	6,927,066

Expenses
Management fee	960,374
Distribution fee—Class A	198,691
Distribution fee—Class B	14,168
Distribution fee—Class C	391,290
Distribution fee—Class R	1,332
Transfer agent’s fees and expenses (including affiliated expense of $34,500)	138,000
Custodian and accounting fees	125,000
Shareholders’ reports	50,000
Registration fees	49,000
Audit fee	24,000
Legal fees and expenses	13,000
Trustees’ fees	7,000
Insurance expenses	2,000
Loan interest expense	1,029
Miscellaneous	9,991

Total expenses	1,984,875
Less: Management fee waiver and/or expense reimbursement	(585,613)
Distribution fee waiver—Class A	(33,115)
Distribution fee waiver—Class R	(444)

Net expenses	1,365,703

Net investment income	5,561,363

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(357,997))	(15,498,693)
Futures transactions	19,417
Swap agreements transactions	49,712
Foreign currency transactions	(79,505)

(15,509,069)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $787,745)	10,019,128
Futures	(3,924)
Swap agreements	164,759
Foreign currencies	(141,420)

10,038,543

Net loss on investment and foreign currency transactions	(5,470,526)

Net Increase In Net Assets Resulting From Operations	$90,837

See Notes to Financial Statements.

52

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$5,561,363	$7,779,902
Net realized loss on investment and foreign currency transactions	(15,509,069)	(6,191,850)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,038,543	(9,971,984)

Net increase (decrease) in net assets resulting from operations	90,837	(8,383,932)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(3,597,110)	(4,916,369)
Class B	(67,863)	(143,542)
Class C	(1,878,986)	(1,686,380)
Class R	(9,190)	(17,258)
Class Z	(1,675,929)	(2,126,070)

	(7,229,078)	(8,889,619)

Distributions from net realized gains
Class A	—	(12,461,710)
Class B	—	(701,723)
Class C	—	(2,727,388)
Class R	—	(50,449)
Class Z	—	(938,356)

	—	(16,879,626)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	63,248,073	238,892,836
Net asset value of shares issued in reinvestment of dividends and distributions	6,318,240	24,449,754
Cost of shares reacquired	(75,508,301)	(48,085,130)

Net increase (decrease) in net assets from Fund share transactions	(5,941,988)	215,257,460

Total increase (decrease)	(13,080,229)	181,104,283

Net Assets:
Beginning of period	294,609,467	113,505,184

End of period(a)	$281,529,238	$294,609,467

(a) Includes undistributed net investment income of:		$43,778

See Notes to Financial Statements.

Prudential Income Builder Fund	53

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end, diversified management investment company presently consisting of two funds: Prudential QMA Defensive Equity Fund and Prudential Income Builder Fund (the “Fund”). These financial statements relate only to Prudential Income Builder Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The investment objective of the Fund is to seek income and long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

54

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the

Prudential Income Builder Fund	55

Notes to Financial Statements (unaudited) (continued)

respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

56

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. . Upon entering into these contracts, risks may arise from the

Prudential Income Builder Fund	57

Notes to Financial Statements (unaudited) (continued)

potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund may purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written.

58

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange- traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC

Prudential Income Builder Fund	59

Notes to Financial Statements (unaudited) (continued)

market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an centrally cleared swap, the Fund pledges with the clearing broker an initial margin and thereafter, centrally cleared swaps pay or receives an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund sold protection using credit default swaps to take an active short position with respect to the likelihood of a particular issuer’s default. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

60

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange

Prudential Income Builder Fund	61

Notes to Financial Statements (unaudited) (continued)

contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long- term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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When Issued/Delayed Delivery Securities: The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (losses). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains and (losses) with respect to the security.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains (losses), are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Payment in Kind Securities: Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Prudential Income Builder Fund	63

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or (losses) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs: The Fund invests in MLPs. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Dividends and Distributions: The Fund declares dividends from net investment income monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

64

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Jennison Associates LLC, Prudential Fixed Income (“PFI”), and PGIM Real Estate, formerly known as Prudential Real Estate Investors (“PREI”), each a Subadviser and together, the Subadvisers. PFI and PGIM Real Estate are business units of PGIM, Inc. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets up to $1 billion and .65% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursement, was .27%.

PI has contractually agreed through February 28, 2017 to limit the net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, taxes (including acquired fund taxes), interest, brokerage, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), extraordinary expenses and certain other expenses) of each class of shares of the Fund to .70% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Income Builder Fund	65

Notes to Financial Statements (unaudited) (continued)

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended April 30, 2016, PIMS contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $388,528 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for six months ended April 30, 2016, it has received $805, $2,764 and $17,178 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C, respectively.

PGIM, Inc., PIMS, PI and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. The Fund also invests in other affiliated mutual funds. Earnings from the Core Fund and other mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2016, were $135,943,113 and $136,075,239, respectively.

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A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended April 30, 2016 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, end of period
Prudential Government Income Fund (Class Z)	$4,907,700	$2,275,150	$7,214,221	$17,168	$—
Prudential Short-Term Corporate Bond Fund (Class Q)	716,922	11,413	725,094	2,113	—
Prudential Short Duration High Yield Income Fund (Class Q)	14,883,318	9,405,641	5,518,000	430,391	18,641,687
Prudential Total Return Bond (Class Q)	—	23,297,962	478,000	131,162	23,350,852

	$20,507,940	$34,990,166	$13,935,315	$580,834	$41,992,539

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and net appreciation as of April 30, 2016 were as follows:

Tax Basis	$280,439,574

Appreciation	10,940,534
Depreciation	(10,638,436)

Net Unrealized Appreciation	$302,098

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2015 of approximately $4,740,000 which can be carry forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit

Prudential Income Builder Fund	67

Notes to Financial Statements (unaudited) (continued)

plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases.

The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2016, Prudential, through its affiliates, owned 339 shares of Class R.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,217,272	$19,950,829
Shares issued in reinvestment of dividends and distributions	355,498	3,195,168
Shares reacquired	(2,589,649)	(23,086,065)

Net increase (decrease) in shares outstanding before conversion	(16,879)	59,932
Shares issued upon conversion from other share class(es)	33,399	298,655
Shares reacquired upon conversion into other share class(es)	(9,564)	(87,596)

Net increase (decrease) in shares outstanding	6,956	$270,991

Year ended October 31, 2015:
Shares sold	8,257,875	$80,990,349
Shares issued in reinvestment of dividends and distributions	1,705,727	16,633,335
Shares reacquired	(1,963,255)	(19,389,840)

Net increase (decrease) in shares outstanding before conversion	8,000,347	78,233,844
Shares issued upon conversion from other share class(es)	134,607	1,308,799
Shares reacquired upon conversion into other share class(es)	(198,326)	(1,961,877)

Net increase (decrease) in shares outstanding	7,936,628	$77,580,766

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Class B	Shares	Amount
Six months ended April 30, 2016:
Shares sold	26,391	$235,568
Shares issued in reinvestment of dividends and distributions	7,629	67,429
Shares reacquired	(28,177)	(244,850)

Net increase (decrease) in shares outstanding before conversion	5,843	58,147
Shares reacquired upon conversion into other share class(es)	(28,758)	(251,526)

Net increase (decrease) in shares outstanding	(22,915)	$(193,379)

Year ended October 31, 2015:
Shares sold	41,473	$400,874
Shares issued in reinvestment of dividends and distributions	87,840	843,712
Shares reacquired	(79,483)	(793,491)

Net increase (decrease) in shares outstanding before conversion	49,830	451,095
Shares reacquired upon conversion into other share class(es)	(125,500)	(1,199,518)

Net increase (decrease) in shares outstanding	(75,670)	$(748,423)

Class C
Six months ended April 30, 2016:
Shares sold	2,540,713	$22,487,339
Shares issued in reinvestment of dividends and distributions	181,035	1,599,118
Shares reacquired	(1,415,232)	(12,346,208)

Net increase (decrease) in shares outstanding before conversion	1,306,516	11,740,249
Shares reacquired upon conversion into other share class(es)	(69,831)	(622,486)

Net increase (decrease) in shares outstanding	1,236,685	$11,117,763

Year ended October 31, 2015:
Shares sold	7,005,042	$67,773,444
Shares issued in reinvestment of dividends and distributions	434,819	4,154,950
Shares reacquired	(717,134)	(6,883,286)

Net increase (decrease) in shares outstanding before conversion	6,722,727	65,045,108
Shares reacquired upon conversion into other share class(es)	(16,108)	(154,542)

Net increase (decrease) in shares outstanding	6,706,619	$64,890,566

Class R
Six months ended April 30, 2016:
Shares sold	6,200	$55,163
Shares issued in reinvestment of dividends and distributions	976	8,760
Shares reacquired	(1,102)	(9,671)

Net increase (decrease) in shares outstanding	6,074	$54,252

Year ended October 31, 2015:
Shares sold	22,050	$218,181
Shares issued in reinvestment of dividends and distributions	6,684	65,132
Shares reacquired	(23,519)	(233,928)

Net increase (decrease) in shares outstanding	5,215	$49,385

Prudential Income Builder Fund	69

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,273,840	$20,519,174
Shares issued in reinvestment of dividends and distributions	159,886	1,447,765
Shares reacquired	(4,479,605)	(39,821,507)

Net increase (decrease) in shares outstanding before conversion	(2,045,879)	(17,854,568)
Shares issued upon conversion from other share class(es)	75,613	690,948
Shares reacquired upon conversion into other share class(es)	(3,068)	(27,995)

Net increase (decrease) in shares outstanding	(1,973,334)	$(17,191,615)

Year ended October 31, 2015:
Shares sold	9,019,538	$89,509,988
Shares issued in reinvestment of dividends and distributions	283,057	2,752,625
Shares reacquired	(2,156,460)	(20,784,585)

Net increase (decrease) in shares outstanding before conversion	7,146,135	71,478,028
Shares issued upon conversion from other share class(es)	204,575	2,035,277
Shares reacquired upon conversion into other share class(es)	(2,839)	(28,139)

Net increase (decrease) in shares outstanding	7,347,871	$73,485,166

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 32 days that the Fund had loans outstanding during the period was $688,063 borrowed at a weighted average interest rate of 1.68%. The maximum loan outstanding amount during the period was $2,778,000. At April 30, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value

70

per Share”. The amendments in this update are effective for the Trust for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Income Builder Fund	71

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016		2015	2014(f)		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.39		$11.90	$11.78		$11.55	$10.69	$10.30	$9.53
Income (loss) from investment operations:
Net investment income	.19		.39	.05		.05	.14	.17	.16
Net realized and unrealized gain (loss) on investments	(.14)		(.70)	.14		.89	.86	.38	.79
Total from investment operations	.05		(.31)	.19		.94	1.00	.55	.95
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.44)	(.07)		(.12)	(.14)	(.16)	(.18)
Distributions from net realized gains	-		(1.76)	-		(.59)	-	-	-
Total dividends and distributions	(.24)		(2.20)	(.07)		(.71)	(.14)	(.16)	(.18)
Net asset value, end of period	$9.20		$9.39	$11.90		$11.78	$11.55	$10.69	$10.30
Total Return(a)	.63%		(2.59)%	1.63%		8.37%	9.41%	5.53%	10.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,684		$141,432	$84,863		$85,292	$86,386	$86,352	$86,746
Average net assets (000)	$133,189		$109,965	$84,889		$86,591	$85,636	$84,243	$83,395
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83%	(d)	.78%	1.03%	(d)	1.51%	1.52%	1.54%	1.52%
Expenses before waivers and/or expense reimbursement	1.31%	(d)	1.37%	1.92%	(d)	1.56%	1.57%	1.59%	1.57%
Net investment income	4.21%	(d)	3.96%	1.58%	(d)	.43%	1.25%	1.64%	1.59%
Portfolio turnover rate	50%	(e)	93%	140%	(e)	478%	210%	248%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

72

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016		2015	2014(f)		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.23		$11.74	$11.59		$11.38	$10.54	$10.15	$9.41
Income (loss) from investment operations:
Net investment income (loss)	.15		.32	.02		(.04)	.06	.09	.08
Net realized and unrealized gain (loss) on investments	(.13)		(.70)	.15		.88	.84	.39	.78
Total from investment operations	.02		(.38)	.17		.84	.90	.48	.86
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.37)	(.02)		(.04)	(.06)	(.09)	(.12)
Distributions from net realized gains	-		(1.76)	-		(.59)	-	-	-
Total dividends and distributions	(.21)		(2.13)	(.02)		(.63)	(.06)	(.09)	(.12)
Net asset value, end of period	$9.04		$9.23	$11.74		$11.59	$11.38	$10.54	$10.15
Total Return(a)	.28%		(3.35)%	1.47%		7.52%	8.57%	4.86%	9.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,813		$3,083	$4,810		$5,180	$6,012	$7,856	$13,995
Average net assets (000)	$2,849		$3,824	$5,005		$5,826	$6,958	$10,840	$18,900
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	(d)	1.51%	1.78%	(d)	2.26%	2.27%	2.29%	2.27%
Expenses before waivers and/or expense reimbursement	2.01%	(d)	2.09%	2.59%	(d)	2.26%	2.27%	2.29%	2.27%
Net investment income (loss)	3.47%	(d)	3.24%	.80%	(d)	(.31)%	.52%	.93%	.82%
Portfolio turnover rate	50%	(e)	93%	140%	(e)	478%	210%	248%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	73

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016		2015	2014(f)		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.23		$11.74	$11.59		$11.38	$10.54	$10.15	$9.41
Income (loss) from investment operations:
Net investment income (loss)	.15		.31	.02		(.04)	.06	.09	.08
Net realized and unrealized gain (loss) on investments	(.13)		(.69)	.15		.88	.84	.39	.78
Total from investment operations	.02		(.38)	.17		.84	.90	.48	.86
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.37)	(.02)		(.04)	(.06)	(.09)	(.12)
Distributions from net realized gains	-		(1.76)	-		(.59)	-	-	-
Total dividends and distributions	(.21)		(2.13)	(.02)		(.63)	(.06)	(.09)	(.12)
Net asset value, end of period	$9.04		$9.23	$11.74		$11.59	$11.38	$10.54	$10.15
Total Return(a)	.28%		(3.35)%	1.47%		7.53%	8.57%	4.86%	9.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$85,246		$75,622	$17,474		$17,887	$17,217	$17,307	$19,133
Average net assets (000)	$78,688		$44,389	$17,513		$17,793	$17,251	$17,651	$20,208
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	(d)	1.55%	1.78%	(d)	2.26%	2.27%	2.29%	2.27%
Expenses before waivers and/or expense reimbursement	2.01%	(d)	2.05%	2.61%	(d)	2.26%	2.27%	2.29%	2.27%
Net investment income (loss)	3.40%	(d)	3.19%	.82%	(d)	(.32)%	.51%	.89%	.83%
Portfolio turnover rate	50%	(e)	93%	140%	(e)	478%	210%	248%	188%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

74

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016		2015	2014(f)		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.38		$11.89	$11.75		$11.52	$10.67	$10.28	$9.51
Income (loss) from investment operations:
Net investment income	.17		.36	.04		.02	.11	.14	.13
Net realized and unrealized gain (loss) on investments	(.13)		(.69)	.15		.89	.85	.39	.80
Total from investment operations	.04		(.33)	.19		.91	.96	.53	.93
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.42)	(.05)		(.09)	(.11)	(.14)	(.16)
Distributions from net realized gains	-		(1.76)	-		(.59)	-	-	-
Total dividends and distributions	(.23)		(2.18)	(.05)		(.68)	(.11)	(.14)	(.16)
Net asset value, end of period	$9.19		$9.38	$11.89		$11.75	$11.52	$10.67	$10.28
Total Return(a)	.51%		(2.83)%	1.60%		8.13%	9.07%	5.29%	9.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$407		$359	$393		$288	$167	$231	$232
Average net assets (000)	$357		$427	$347		$275	$196	$219	$669
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(d)	1.03%	1.25%	(d)	1.76%	1.77%	1.79%	1.77%
Expenses before waivers and/or expense reimbursement	1.76%	(d)	1.82%	2.45%	(d)	2.01%	2.02%	2.04%	2.02%
Net investment income	3.89%	(d)	3.69%	1.45%	(d)	.19%	1.04%	1.39%	1.29%
Portfolio turnover rate	50%	(e)	93%	140%	(e)	478%	210%	248%	188%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	75

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016		2015	2014(f)		2014	2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.45		$11.96	$11.85		$11.62	$10.75	$10.35	$9.57
Income (loss) from investment operations:
Net investment income	.21		.41	.06		.08	.17	.20	.19
Net realized and unrealized gain (loss) on investments	(.15)		(.69)	.15		.89	.87	.39	.79
Total from investment operations	.06		(.28)	.21		.97	1.04	.59	.98
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.47)	(.10)		(.15)	(.17)	(.19)	(.20)
Distributions from net realized gains	-		(1.76)	-		(.59)	-	-	-
Total dividends and distributions	(.25)		(2.23)	(.10)		(.74)	(.17)	(.19)	(.20)
Net asset value, end of period	$9.26		$9.45	$11.96		$11.85	$11.62	$10.75	$10.35
Total Return(a)	.75%		(2.33)%	1.74%		8.59%	9.72%	5.85%	10.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,378		$74,114	$5,965		$5,287	$3,178	$3,717	$3,921
Average net assets (000)	$60,817		$45,082	$5,426		$4,306	$3,181	$4,379	$3,567
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(d)	.56%	.77%	(d)	1.26%	1.27%	1.29%	1.27%
Expenses before waivers and/or expense reimbursement	1.01%	(d)	1.03%	1.64%	(d)	1.26%	1.27%	1.29%	1.27%
Net investment income	4.59%	(d)	4.15%	1.87%	(d)	.69%	1.51%	1.90%	1.84%
Portfolio turnover rate	50%	(e)	93%	140%	(e)	478%	210%	248%	188%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

76

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Income Builder Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504

MFSP504E2     0293042-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Defensive Equity Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Defensive Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Defensive Equity Fund

June 15, 2016

Prudential QMA Defensive Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	2.02	2.47	42.77	65.66
Class B	1.69	1.77	37.66	53.89
Class C	1.69	1.69	37.56	53.66
Class R	1.98	2.21	41.06	61.63
Class Z	2.20	2.73	44.69	69.97
S&P 500 Index	0.43	1.21	68.52	94.91
Russell 1000® Defensive Index	2.59	4.85	77.98	107.90
Lipper Large-Cap Core Funds Average	–0.79	–1.30	56.33	79.02

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–2.16	6.72	4.75
Class B		–2.25	6.98	4.56
Class C		1.75	7.13	4.56
Class R		3.27	7.67	5.08
Class Z		3.79	8.21	5.60
S&P 500 Index		1.78	11.56	7.00
Russell 1000 Defensive Index		5.82	13.19	7.73
Lipper Large-Cap Core Funds Average		–1.24	9.80	6.00

Source: Prudential Investments LLC and Lipper Inc.

Effective May 8, 2013, the Fund’s investment strategy and policies were changed and QMA became the Fund’s subadviser. The Fund’s performance prior to May 8, 2013 is not attributed to QMA or to the Fund’s current investment strategies.

4	Visit our website at prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yrs. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Defensive Index—The Russell 1000 Defensive Index is unmanaged and measures the performance of the large-cap defensive segment of the US equity universe. It includes those Russell 1000 Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Prudential QMA Defensive Equity Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
AT&T, Inc., Diversified Telecommunication Services	3.8
Verizon Communications, Inc. Diversified Telecommunication Services	3.3
Procter & Gamble Co. (The), Household Products	1.8
Berkshire Hathaway, Inc. Diversified Financial Services	1.7
General Electric Co., Industrial Conglomerates	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Electric Utilities	9.0
Diversified Telecommunication Services	7.7
Banks	6.3
Multi-Utilities	4.9
Pharmaceuticals	4.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Defensive Equity Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Defensive Equity Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,020.20	1.29%	$6.48
	Hypothetical	$1,000.00	$1,018.45	1.29%	$6.47
Class B	Actual	$1,000.00	$1,016.90	2.04%	$10.23
	Hypothetical	$1,000.00	$1,014.72	2.04%	$10.22
Class C	Actual	$1,000.00	$1,016.90	2.04%	$10.23
	Hypothetical	$1,000.00	$1,014.72	2.04%	$10.22
Class R	Actual	$1,000.00	$1,019.80	1.54%	$7.73
	Hypothetical	$1,000.00	$1,017.21	1.54%	$7.72
Class Z	Actual	$1,000.00	$1,022.00	1.04%	$5.23
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.34	1.29
B	2.04	2.04
C	2.04	2.04
R	1.79	1.54
Z	1.04	1.04

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Defensive Equity Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.3%

COMMON STOCKS 95.3%

Aerospace & Defense 2.6%
Boeing Co. (The)	8,150	$1,098,620
General Dynamics Corp.	3,830	538,192
Honeywell International, Inc.	10,070	1,150,699
L-3 Communications Holdings, Inc.	1,020	134,161
Lockheed Martin Corp.	3,440	799,387
Northrop Grumman Corp.	2,370	488,836
Raytheon Co.	3,920	495,292
Rockwell Collins, Inc.	1,700	149,923
Textron, Inc.	3,500	135,380
United Technologies Corp.	10,250	1,069,792

		6,060,282

Air Freight & Logistics 0.8%
C.H. Robinson Worldwide, Inc.	1,900	134,843
Expeditors International of Washington, Inc.	2,400	119,064
FedEx Corp.	3,360	554,770
United Parcel Service, Inc. (Class B Stock)	9,030	948,782

		1,757,459

Airlines 0.6%
American Airlines Group, Inc.	7,900	274,051
Delta Air Lines, Inc.	10,200	425,034
Southwest Airlines Co.	8,300	370,263
United Continental Holdings, Inc.*	4,700	215,307

		1,284,655

Auto Components 0.2%
BorgWarner, Inc.	1,860	66,811
Delphi Automotive PLC (United Kingdom)	2,400	176,712
Goodyear Tire & Rubber Co. (The)	2,200	63,734
Johnson Controls, Inc.	5,500	227,700

		534,957

Automobiles 0.4%
Ford Motor Co.	33,100	448,836
General Motors Co.	11,900	378,420
Harley-Davidson, Inc.	1,600	76,528

		903,784

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks 6.3%
Bank of America Corp.	148,800	$2,166,528
BB&T Corp.	11,800	417,484
Citigroup, Inc.	42,500	1,966,900
Citizens Financial Group, Inc.	7,800	178,230
Comerica, Inc.	2,600	115,440
Fifth Third Bancorp	11,500	210,565
Huntington Bancshares, Inc.	11,900	119,714
JPMorgan Chase & Co.	52,900	3,343,280
KeyCorp	12,400	152,396
M&T Bank Corp.	2,340	276,869
People’s United Financial, Inc.	4,700	72,850
PNC Financial Services Group, Inc. (The)	7,300	640,794
Regions Financial Corp.	19,100	179,158
SunTrust Banks, Inc.	7,400	308,876
U.S. Bancorp	23,600	1,007,484
Wells Fargo & Co.	66,500	3,323,670
Zions Bancorporation	3,100	85,312

		14,565,550

Beverages 3.7%
Brown-Forman Corp. (Class B Stock)	2,000	192,640
Coca-Cola Co. (The)	77,300	3,463,040
Coca-Cola Enterprises, Inc.	4,100	215,168
Constellation Brands, Inc. (Class A Stock)	3,490	544,649
Dr. Pepper Snapple Group, Inc.	3,700	336,367
Molson Coors Brewing Co. (Class B Stock)	3,700	353,831
Monster Beverage Corp.*	2,980	429,776
PepsiCo, Inc.	28,680	2,952,893

		8,488,364

Biotechnology 2.3%
AbbVie, Inc.	14,800	902,800
Alexion Pharmaceuticals, Inc.*	2,070	288,309
Amgen, Inc.	6,910	1,093,853
Baxalta, Inc.	6,200	260,090
Biogen, Inc.*	2,010	552,730
Celgene Corp.*	7,180	742,484
Gilead Sciences, Inc.	12,570	1,108,800
Regeneron Pharmaceuticals, Inc.*	720	271,231
Vertex Pharmaceuticals, Inc.*	2,270	191,452

		5,411,749

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 0.1%
Allegion PLC	1,266	$82,860
Masco Corp.	4,300	132,053

		214,913

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	810	137,959
Ameriprise Financial, Inc.	2,480	237,832
Bank of New York Mellon Corp. (The)	15,600	627,744
BlackRock, Inc.	1,830	652,084
Charles Schwab Corp. (The)	17,400	494,334
E*TRADE Financial Corp.*	4,200	105,756
Franklin Resources, Inc.	5,490	204,996
Goldman Sachs Group, Inc. (The)	5,680	932,145
Invesco Ltd.	6,100	189,161
Legg Mason, Inc.	1,700	54,587
Morgan Stanley	22,100	598,026
Northern Trust Corp.	3,200	227,456
State Street Corp.	5,800	361,340
T. Rowe Price Group, Inc.	3,600	271,044

		5,094,464

Chemicals 1.3%
Air Products & Chemicals, Inc.	1,520	221,753
Airgas, Inc.	510	72,644
CF Industries Holdings, Inc.	1,750	57,873
Dow Chemical Co. (The)	8,700	457,707
E.I. du Pont de Nemours & Co.	6,800	448,188
Eastman Chemical Co.	1,200	91,656
Ecolab, Inc.	2,080	239,159
FMC Corp.	1,000	43,260
International Flavors & Fragrances, Inc.	620	74,071
LyondellBasell Industries NV (Class A Stock)	2,760	228,169
Monsanto Co.	3,420	320,386
Mosaic Co. (The)	2,700	75,573
PPG Industries, Inc.	2,080	229,611
Praxair, Inc.	2,220	260,761
Sherwin-Williams Co. (The)	620	178,132

		2,998,943

Commercial Services & Supplies 0.4%
ADT Corp. (The)	2,100	88,158
Cintas Corp.	1,200	107,736
Pitney Bowes, Inc.	2,500	52,425

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	3,100	$145,917
Stericycle, Inc.*	1,110	106,072
Tyco International PLC	5,500	211,860
Waste Management, Inc.	5,400	317,466

		1,029,634

Communications Equipment 0.3%
Cisco Systems, Inc.	20,100	552,549
F5 Networks, Inc.*	280	29,330
Harris Corp.	500	40,005
Juniper Networks, Inc.	1,400	32,760
Motorola Solutions, Inc.	600	45,114

		699,758

Construction & Engineering 0.1%
Fluor Corp.	1,800	98,388
Jacobs Engineering Group, Inc.*	1,600	71,328
Quanta Services, Inc.*	2,000	47,440

		217,156

Construction Materials 0.1%
Martin Marietta Materials, Inc.	500	84,615
Vulcan Materials Co.	1,040	111,935

		196,550

Consumer Finance 0.9%
American Express Co.	11,900	778,617
Capital One Financial Corp.	7,700	557,403
Discover Financial Services	6,100	343,247
Navient Corp.	5,300	72,451
Synchrony Financial*	12,101	369,928

		2,121,646

Containers & Packaging 0.2%
Avery Dennison Corp.	700	50,827
Ball Corp.	1,100	78,518
International Paper Co.	3,200	138,464
Owens-Illinois, Inc.*	1,200	22,152
Sealed Air Corp.	1,500	71,040
WestRock Co.	1,936	81,022

		442,023

Distributors 0.1%
Genuine Parts Co.	1,320	126,680

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Consumer Services
H&R Block, Inc.	2,000	$40,480

Diversified Financial Services 2.4%
Berkshire Hathaway, Inc. (Class B Stock)*	26,980	3,925,050
CME Group, Inc.	4,900	450,359
Intercontinental Exchange, Inc.	1,736	416,692
Leucadia National Corp.	5,100	85,068
Moody’s Corp.	2,530	242,172
Nasdaq, Inc.	1,700	104,907
S&P Global, Inc.	3,910	417,784

		5,642,032

Diversified Telecommunication Services 7.7%
AT&T, Inc.	227,294	8,823,553
CenturyLink, Inc.	20,100	622,095
Frontier Communications Corp.	43,100	239,636
Level 3 Communications, Inc.*	10,700	559,182
Verizon Communications, Inc.	150,600	7,671,564

		17,916,030

Electric Utilities 9.0%
American Electric Power Co., Inc.	27,900	1,771,650
Duke Energy Corp.	39,200	3,088,176
Edison International	18,500	1,308,135
Entergy Corp.	10,200	766,836
Eversource Energy	18,000	1,015,920
Exelon Corp.	52,300	1,835,207
FirstEnergy Corp.	24,100	785,419
NextEra Energy, Inc.	26,190	3,079,420
PG&E Corp.	28,000	1,629,600
Pinnacle West Capital Corp.	6,300	457,695
PPL Corp.	38,300	1,441,612
Southern Co. (The)	51,900	2,600,190
Xcel Energy, Inc.	28,800	1,152,864

		20,932,724

Electrical Equipment 0.5%
AMETEK, Inc.	3,100	149,079
Eaton Corp. PLC	6,000	379,620
Emerson Electric Co.	8,400	458,892
Rockwell Automation, Inc.	1,720	195,168

		1,182,759

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. (Class A Stock)	1,240	$69,229
Corning, Inc.	4,400	82,148
FLIR Systems, Inc.	500	15,105
TE Connectivity Ltd. (Switzerland)	1,500	89,220

		255,702

Energy Equipment & Services 0.3%
Baker Hughes, Inc.	1,400	67,704
Diamond Offshore Drilling, Inc.	200	4,852
FMC Technologies, Inc.*	700	21,343
Halliburton Co.	2,800	115,668
Helmerich & Payne, Inc.	370	24,464
National Oilwell Varco, Inc.	1,200	43,248
Schlumberger Ltd.	4,619	371,091
Transocean Ltd.	1,000	11,080

		659,450

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	8,730	1,293,175
CVS Health Corp.	21,800	2,190,900
Kroger Co. (The)	19,300	683,027
Sysco Corp.	10,400	479,128
Wal-Mart Stores, Inc.	31,100	2,079,657
Walgreens Boots Alliance, Inc.	17,100	1,355,688
Whole Foods Market, Inc.	6,400	186,112

		8,267,687

Food Products 2.6%
Archer-Daniels-Midland Co.	11,800	471,292
Campbell Soup Co.	3,600	222,156
ConAgra Foods, Inc.	8,600	383,216
General Mills, Inc.	11,800	723,812
Hershey Co. (The)	2,900	270,019
Hormel Foods Corp.	5,300	204,315
J.M. Smucker Co. (The)	2,380	302,213
Kellogg Co.	5,000	384,050
Kraft Heinz Co. (The)	11,800	921,226
McCormick & Co., Inc.	2,290	214,756
Mead Johnson Nutrition Co.	3,680	320,712
Mondelez International, Inc. (Class A Stock)	31,100	1,336,056
Tyson Foods, Inc. (Class A Stock)	5,800	381,756

		6,135,579

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Gas Utilities 0.2%
AGL Resources, Inc.	6,900	$454,434

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	13,500	525,150
Baxter International, Inc.	5,000	221,100
Becton, Dickinson and Co.	1,945	313,651
Boston Scientific Corp.*	12,300	269,616
C.R. Bard, Inc.	680	144,276
Dentsply Sirona, Inc.	2,200	131,120
Edwards Lifesciences Corp.*	1,980	210,296
Hologic, Inc.*	2,200	73,898
Intuitive Surgical, Inc.*	350	219,226
Medtronic PLC	12,888	1,020,085
St. Jude Medical, Inc.	2,600	198,120
Stryker Corp.	2,880	313,949
Varian Medical Systems, Inc.*	900	73,062
Zimmer Biomet Holdings, Inc.	1,650	191,020

		3,904,569

Health Care Providers & Services 2.0%
Aetna, Inc.	3,210	360,387
AmerisourceBergen Corp.	1,750	148,925
Anthem, Inc.	2,400	337,848
Cardinal Health, Inc.	3,000	235,380
Centene Corp.*	1,600	99,136
Cigna Corp.	2,350	325,569
DaVita HealthCare Partners, Inc.*	1,580	116,762
Express Scripts Holding Co.*	6,100	449,753
HCA Holdings, Inc.*	2,800	225,736
Henry Schein, Inc.*	760	128,212
Humana, Inc.	1,370	242,586
Laboratory Corp. of America Holdings*	940	117,801
McKesson Corp.	2,100	352,422
Patterson Cos., Inc.	800	34,680
Quest Diagnostics, Inc.	1,300	97,721
Tenet Healthcare Corp.*	900	28,521
UnitedHealth Group, Inc.	8,730	1,149,566
Universal Health Services, Inc. (Class B Stock)	830	110,954

		4,561,959

Health Care Technology 0.1%
Cerner Corp.*	2,800	157,192

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	3,800	$186,390
Chipotle Mexican Grill, Inc.*	260	109,452
Darden Restaurants, Inc.	1,000	62,250
Marriott International, Inc. (Class A Stock)	1,600	112,144
McDonald’s Corp.	7,680	971,443
Royal Caribbean Cruises Ltd.	1,500	116,100
Starbucks Corp.	12,600	708,498
Starwood Hotels & Resorts Worldwide, Inc.	1,400	114,632
Wyndham Worldwide Corp.	1,000	70,950
Wynn Resorts Ltd.	680	60,044
Yum! Brands, Inc.	3,500	278,460

		2,790,363

Household Durables 0.3%
D.R. Horton, Inc.	2,800	84,168
Garmin Ltd.	1,000	42,630
Harman International Industries, Inc.	580	44,521
Leggett & Platt, Inc.	1,100	54,219
Lennar Corp. (Class A Stock)	1,500	67,965
Mohawk Industries, Inc.*	540	104,020
Newell Rubbermaid, Inc.	2,300	104,742
PulteGroup, Inc.	2,700	49,653
Whirlpool Corp.	660	114,932

		666,850

Household Products 3.0%
Church & Dwight Co., Inc.	2,600	241,020
Clorox Co. (The)	2,570	321,841
Colgate-Palmolive Co.	17,700	1,255,284
Kimberly-Clark Corp.	7,160	896,360
Procter & Gamble Co. (The)	52,700	4,222,324

		6,936,829

Independent Power & Renewable Electricity Producers 0.3%
AES Corp. (The)	37,500	418,500
NRG Energy, Inc.	17,900	270,290

		688,790

Industrial Conglomerates 2.6%
3M Co.	7,920	1,325,649
Danaher Corp.	7,800	754,650
General Electric Co.	122,020	3,752,115
Roper Technologies, Inc.	1,330	234,200

		6,066,614

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 2.8%
Aflac, Inc.	6,100	$420,717
Allstate Corp. (The)	5,500	357,775
American International Group, Inc.	16,600	926,612
Aon PLC	3,940	414,173
Assurant, Inc.	1,000	84,570
Chubb Ltd.	6,677	786,951
Cincinnati Financial Corp.	2,200	145,222
Hartford Financial Services Group, Inc. (The)	5,800	257,404
Lincoln National Corp.	3,600	156,420
Loews Corp.	4,000	158,720
Marsh & McLennan Cos., Inc.	7,600	479,940
MetLife, Inc.	15,900	717,090
Principal Financial Group, Inc.	4,000	170,720
Progressive Corp. (The)	8,500	277,100
Torchmark Corp.	1,700	98,413
Travelers Cos., Inc. (The)	4,290	471,471
Unum Group	3,600	123,156
Willis Towers Watson PLC	2,030	253,547
XL Group PLC (Ireland)	4,300	140,739

		6,440,740

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	3,290	2,170,051
Expedia, Inc.	1,010	116,928
Netflix, Inc.*	3,650	328,609
Priceline Group, Inc. (The)*	430	577,774
TripAdvisor, Inc.*	990	63,944

		3,257,306

Internet Software & Services 1.3%
Akamai Technologies, Inc.*	700	35,693
Alphabet, Inc. (Class A Stock)*	1,180	835,298
Alphabet, Inc. (Class C Stock)*	1,191	825,375
eBay, Inc.*	4,300	105,049
Facebook, Inc. (Class A Stock)*	9,200	1,081,736
VeriSign, Inc.*	400	34,560
Yahoo!, Inc.*	3,500	128,100

		3,045,811

IT Services 1.1%
Accenture PLC (Class A Stock)	2,520	284,558
Alliance Data Systems Corp.*	240	48,794
Automatic Data Processing, Inc.	1,900	168,036

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)*	2,420	$141,255
CSRA, Inc.	500	12,980
Fidelity National Information Services, Inc.	1,100	72,380
Fiserv, Inc.*	900	87,948
International Business Machines Corp.	3,550	518,087
MasterCard, Inc. (Class A Stock)	3,960	384,081
Paychex, Inc.	1,300	67,756
PayPal Holdings, Inc.*	4,400	172,392
Teradata Corp.*	500	12,650
Total System Services, Inc.	700	35,798
Visa, Inc. (Class A Stock)	7,660	591,659
Western Union Co. (The)	2,000	40,000
Xerox Corp.	3,800	36,480

		2,674,854

Leisure Products 0.1%
Hasbro, Inc.	1,000	84,640
Mattel, Inc.	2,900	90,161

		174,801

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	3,000	122,760
Illumina, Inc.*	1,350	182,236
PerkinElmer, Inc.	1,000	50,420
Thermo Fisher Scientific, Inc.	3,640	525,070
Waters Corp.*	750	97,620

		978,106

Machinery 1.3%
Caterpillar, Inc.	7,680	596,889
Cummins, Inc.	2,120	248,104
Deere & Co.	3,900	328,029
Dover Corp.	2,000	131,400
Flowserve Corp.	1,700	82,977
Illinois Tool Works, Inc.	4,290	448,391
Ingersoll-Rand PLC	3,400	222,836
PACCAR, Inc.	4,600	270,986
Parker Hannifin Corp.	1,770	205,355
Pentair PLC (United Kingdom)	2,400	139,392
Snap-on, Inc.	760	121,053
Stanley Black & Decker, Inc.	2,000	223,840
Xylem, Inc.	2,300	96,094

		3,115,346

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 2.1%
Cablevision Systems Corp. (Class A Stock)	1,900	$63,441
CBS Corp. (Class B Stock)	3,600	201,276
Comcast Corp. (Class A Stock)	20,700	1,257,732
Discovery Communications, Inc. (Class A Stock)*	1,200	32,772
Discovery Communications, Inc. (Class C Stock)*	2,000	53,560
Interpublic Group of Cos., Inc. (The)	3,400	77,996
News Corp. (Class A Stock)	3,150	39,123
News Corp. (Class B Stock)	900	11,664
Omnicom Group, Inc.	2,100	174,237
Scripps Networks Interactive, Inc. (Class A Stock)	800	49,880
TEGNA, Inc.	1,800	42,048
Time Warner Cable, Inc.	2,410	511,185
Time Warner, Inc.	6,700	503,438
Twenty-First Century Fox, Inc. (Class A Stock)	9,500	287,470
Twenty-First Century Fox, Inc. (Class B Stock)	3,600	108,432
Viacom, Inc. (Class B Stock)	2,900	118,610
Walt Disney Co. (The)	12,790	1,320,695

		4,853,559

Metals & Mining 0.2%
Alcoa, Inc.	10,100	112,817
Freeport-McMoRan, Inc.	9,600	134,400
Newmont Mining Corp.	4,100	143,377
Nucor Corp.	2,500	124,450

		515,044

Multiline Retail 0.4%
Dollar General Corp.	2,500	204,775
Dollar Tree, Inc.*	2,000	159,420
Kohl’s Corp.	1,600	70,880
Macy’s, Inc.	2,600	102,934
Nordstrom, Inc.	1,100	56,243
Target Corp.	5,100	405,450

		999,702

Multi-Utilities 4.9%
Ameren Corp.	13,800	662,400
CenterPoint Energy, Inc.	24,400	523,380
CMS Energy Corp.	15,700	638,676
Consolidated Edison, Inc.	16,700	1,245,820
Dominion Resources, Inc.	33,900	2,422,833
DTE Energy Co.	10,200	909,432

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
NiSource, Inc.	18,100	$411,051
Public Service Enterprise Group, Inc.	28,800	1,328,544
SCANA Corp.	8,100	556,389
Sempra Energy	13,410	1,385,923
TECO Energy, Inc.	13,300	369,341
WEC Energy Group, Inc.	17,984	1,046,849

		11,500,638

Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp.	1,730	91,275
Apache Corp.	1,200	65,280
Cabot Oil & Gas Corp.	1,500	35,100
Chesapeake Energy Corp.*	1,500	10,305
Chevron Corp.	6,310	644,756
Cimarex Energy Co.	310	33,753
Columbia Pipeline Group, Inc.	1,300	33,306
Concho Resources, Inc.*	430	49,953
ConocoPhillips	4,100	195,939
Devon Energy Corp.	1,700	58,956
EOG Resources, Inc.	1,830	151,194
EQT Corp.	570	39,957
Exxon Mobil Corp.	13,820	1,221,688
Hess Corp.	830	49,485
Kinder Morgan, Inc.	6,100	108,336
Marathon Oil Corp.	2,800	39,452
Marathon Petroleum Corp.	1,780	69,562
Murphy Oil Corp.	500	17,870
Newfield Exploration Co.*	600	21,750
Noble Energy, Inc.	1,400	50,554
Occidental Petroleum Corp.	2,600	199,290
ONEOK, Inc.	700	25,305
Phillips 66	1,600	131,376
Pioneer Natural Resources Co.	550	91,355
Range Resources Corp.	500	22,055
Southwestern Energy Co.*	1,100	14,773
Spectra Energy Corp.	2,200	68,794
Tesoro Corp.	400	31,876
Valero Energy Corp.	1,600	94,192
Williams Cos., Inc. (The)	2,200	42,658

		3,710,145

Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,400	421,828

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals 4.0%
Allergan PLC*	3,628	$785,680
Bristol-Myers Squibb Co.	15,300	1,104,354
Eli Lilly & Co.	8,900	672,217
Endo International PLC*	1,800	48,600
Johnson & Johnson	25,340	2,840,107
Mallinckrodt PLC*	1,070	66,896
Merck & Co., Inc.	25,500	1,398,420
Mylan NV*	3,800	158,498
Perrigo Co. PLC	1,350	130,505
Pfizer, Inc.	55,500	1,815,405
Zoetis, Inc.	4,200	197,526

		9,218,208

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	480	52,997
Equifax, Inc.	1,560	187,590
Nielsen Holdings PLC	4,700	245,058
Robert Half International, Inc.	1,700	65,127
Verisk Analytics, Inc.*	2,000	155,160

		705,932

Real Estate Investment Trusts (REITs) 3.3%
American Tower Corp.	6,150	645,012
Apartment Investment & Management Co. (Class A Stock)	2,400	96,144
AvalonBay Communities, Inc.	2,000	353,580
Boston Properties, Inc.	2,250	289,935
Crown Castle International Corp.	4,900	425,712
Equinix, Inc.	1,011	333,984
Equity Residential	5,300	360,771
Essex Property Trust, Inc.	970	213,837
Extra Space Storage, Inc.	1,900	161,405
Federal Realty Investment Trust	1,040	158,163
General Growth Properties, Inc.	8,500	238,255
HCP, Inc.	6,800	230,044
Host Hotels & Resorts, Inc.	11,100	175,602
Iron Mountain, Inc.	2,938	107,325
Kimco Realty Corp.	6,100	171,532
Macerich Co. (The)	1,900	144,552
Prologis, Inc.	7,600	345,116
Public Storage	2,140	523,893
Realty Income Corp.	3,700	219,040
Simon Property Group, Inc.	4,480	901,242

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
SL Green Realty Corp.	1,530	$160,772
UDR, Inc.	4,000	139,680
Ventas, Inc.	4,900	304,388
Vornado Realty Trust	2,640	252,727
Welltower, Inc.	5,200	360,984
Weyerhaeuser Co.	11,440	367,453

		7,681,148

Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	4,300	127,409

Road & Rail 0.8%
CSX Corp.	12,600	343,602
JB Hunt Transport Services, Inc.	1,200	99,456
Kansas City Southern	1,400	132,650
Norfolk Southern Corp.	3,890	350,528
Ryder System, Inc.	700	48,244
Union Pacific Corp.	11,070	965,636

		1,940,116

Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.	1,200	67,584
Applied Materials, Inc.	4,500	92,115
Broadcom Ltd. (Singapore)	1,492	217,459
First Solar, Inc.*	300	16,752
Intel Corp.	18,900	572,292
KLA-Tencor Corp.	700	48,958
Lam Research Corp.	700	53,480
Linear Technology Corp.	900	40,032
Microchip Technology, Inc.	800	38,872
Micron Technology, Inc.*	4,100	44,075
NVIDIA Corp.	2,000	71,060
Qorvo, Inc.*	500	22,515
QUALCOMM, Inc.	6,000	303,120
Skyworks Solutions, Inc.	830	55,461
Texas Instruments, Inc.	4,000	228,160
Xilinx, Inc.	1,000	43,080

		1,915,015

Software 1.3%
Activision Blizzard, Inc.	2,000	68,940
Adobe Systems, Inc.*	2,000	188,440
Autodesk, Inc.*	900	53,838
CA, Inc.	1,100	32,626

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
Citrix Systems, Inc.*	600	$49,104
Electronic Arts, Inc.*	1,200	74,220
Intuit, Inc.	1,030	103,917
Microsoft Corp.	31,700	1,580,879
Oracle Corp.	12,600	502,236
Red Hat, Inc.*	700	51,359
salesforce.com, Inc.*	2,500	189,500
Symantec Corp.	2,400	39,948

		2,935,007

Specialty Retail 1.8%
Advance Auto Parts, Inc.	630	98,343
AutoNation, Inc.*	600	30,390
AutoZone, Inc.*	260	198,960
Bed Bath & Beyond, Inc.*	1,400	66,108
Best Buy Co., Inc.	2,400	76,992
CarMax, Inc.*	1,700	90,015
Foot Locker, Inc.	1,200	73,728
GameStop Corp. (Class A Stock)	800	26,240
Gap, Inc. (The)	1,900	44,042
Home Depot, Inc. (The)	10,800	1,446,012
L Brands, Inc.	2,200	172,238
Lowe’s Cos., Inc.	7,800	592,956
O’Reilly Automotive, Inc.*	830	218,024
Ross Stores, Inc.	3,480	197,594
Signet Jewelers Ltd.	680	73,821
Staples, Inc.	5,400	55,080
Tiffany & Co.	940	67,069
TJX Cos., Inc. (The)	5,700	432,174
Tractor Supply Co.	1,200	113,592
Urban Outfitters, Inc.*	700	21,224

		4,094,602

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	22,220	2,082,903
EMC Corp.	7,800	203,658
Hewlett Packard Enterprise Co.	6,800	113,288
HP, Inc.	6,900	84,663
NetApp, Inc.	1,100	26,004
SanDisk Corp.	780	58,601
Seagate Technology PLC	1,200	26,124
Western Digital Corp.	870	35,553

		2,630,794

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	2,300	$92,621
Hanesbrands, Inc.	3,300	95,799
Michael Kors Holdings Ltd.*	1,500	77,490
NIKE, Inc. (Class B Stock)	11,520	678,989
PVH Corp.	720	68,832
Ralph Lauren Corp.	480	44,741
Under Armour, Inc. (Class A Stock)*	1,600	70,304
Under Armour, Inc. (Class C Stock)*	1,600	65,280
VF Corp.	2,920	184,106

		1,378,162

Tobacco 2.7%
Altria Group, Inc.	38,900	2,439,419
Philip Morris International, Inc.	30,800	3,022,096
Reynolds American, Inc.	16,430	814,928

		6,276,443

Trading Companies & Distributors 0.2%
Fastenal Co.	3,800	177,802
United Rentals, Inc.*	1,150	76,970
W.W. Grainger, Inc.	750	175,890

		430,662

Water Utilities 0.3%
American Water Works Co., Inc.	10,100	734,876

TOTAL COMMON STOCKS (cost $174,421,199)		221,164,864

	Units
RIGHTS*

Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR^(a)	2,400	359
Safeway PDC, expiring 01/30/17, CVR^(a)	2,400	96

TOTAL RIGHTS (cost $2,553)		455

TOTAL LONG-TERM INVESTMENTS (cost $174,423,752)		221,165,319

See Notes to Financial Statements.

26

Description			Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 4.8%

AFFILIATED MUTUAL FUND 4.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,704,311)(Note 3)(b)			10,704,311	$10,704,311

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(c)(d) 0.2%
U.S. Treasury Bills (cost $499,821)	0.285%	06/16/16	500	499,884

TOTAL SHORT-TERM INVESTMENTS (cost $11,204,132)				11,204,195

TOTAL INVESTMENTS 100.1% (cost $185,627,884)(Note 5)				232,369,514
Liabilities in excess of other assets(e) (0.1)%				(140,365)

NET ASSETS 100.0%				$232,229,149

The following abbreviations are used in the semiannual report:

CVR—Contingent Value Rights

OTC—Over-the-counter

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $455 and 0.0% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Rates shown reflect yield to maturity at purchase date.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation(1)
	Long Positions:
31	S&P 500 E-Mini Index	Jun. 2016	$3,114,028	$3,191,605	$77,577
5	S&P 500 Index	Jun. 2016	2,511,313	2,573,875	62,562

					$140,139

(1)	U.S. Treasury obligation with a market value of $499,884 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2016.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,060,282	$—	$—
Air Freight & Logistics	1,757,459	—	—
Airlines	1,284,655	—	—
Auto Components	534,957	—	—
Automobiles	903,784	—	—
Banks	14,565,550	—	—
Beverages	8,488,364	—	—
Biotechnology	5,411,749	—	—
Building Products	214,913	—	—
Capital Markets	5,094,464	—	—
Chemicals	2,998,943	—	—
Commercial Services & Supplies	1,029,634	—	—
Communications Equipment	699,758	—	—
Construction & Engineering	217,156	—	—
Construction Materials	196,550	—	—
Consumer Finance	2,121,646	—	—
Containers & Packaging	442,023	—	—
Distributors	126,680	—	—
Diversified Consumer Services	40,480	—	—
Diversified Financial Services	5,642,032	—	—
Diversified Telecommunication Services	17,916,030	—	—
Electric Utilities	20,932,724	—	—
Electrical Equipment	1,182,759	—	—
Electronic Equipment, Instruments & Components	255,702	—	—
Energy Equipment & Services	659,450	—	—
Food & Staples Retailing	8,267,687	—	—
Food Products	6,135,579	—	—
Gas Utilities	454,434	—	—
Health Care Equipment & Supplies	3,904,569	—	—
Health Care Providers & Services	4,561,959	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Health Care Technology	$157,192	$—	$—
Hotels, Restaurants & Leisure	2,790,363	—	—
Household Durables	666,850	—	—
Household Products	6,936,829	—	—
Independent Power & Renewable Electricity Producers	688,790	—	—
Industrial Conglomerates	6,066,614	—	—
Insurance	6,440,740	—	—
Internet & Catalog Retail	3,257,306	—	—
Internet Software & Services	3,045,811	—	—
IT Services	2,674,854	—	—
Leisure Products	174,801	—	—
Life Sciences Tools & Services	978,106	—	—
Machinery	3,115,346	—	—
Media	4,853,559	—	—
Metals & Mining	515,044	—	—
Multiline Retail	999,702	—	—
Multi-Utilities	11,500,638	—	—
Oil, Gas & Consumable Fuels	3,710,145	—	—
Personal Products	421,828	—	—
Pharmaceuticals	9,218,208	—	—
Professional Services	705,932	—	—
Real Estate Investment Trusts (REITs)	7,681,148	—	—
Real Estate Management & Development	127,409	—	—
Road & Rail	1,940,116	—	—
Semiconductors & Semiconductor Equipment	1,915,015	—	—
Software	2,935,007	—	—
Specialty Retail	4,094,602	—	—
Technology Hardware, Storage & Peripherals	2,630,794	—	—
Textiles, Apparel & Luxury Goods	1,378,162	—	—
Tobacco	6,276,443	—	—
Trading Companies & Distributors	430,662	—	—
Water Utilities	734,876	—	—
Rights
Food & Staples Retailing	—	—	455
Affiliated Mutual Fund	10,704,311	—	—
U.S. Treasury Obligation	—	499,884	—
Other Financial Instruments*
Futures Contracts	140,139	—	—

Total	$232,009,314	$499,884	$455

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Electric Utilities	9.0%
Diversified Telecommunication Services	7.7
Banks	6.3
Multi-Utilities	4.9
Affiliated Mutual Fund	4.6
Pharmaceuticals	4.0
Beverages	3.7
Food & Staples Retailing	3.6
Real Estate Investment Trusts (REITs)	3.3
Household Products	3.0
Insurance	2.8
Tobacco	2.7
Food Products	2.6
Industrial Conglomerates	2.6
Aerospace & Defense	2.6
Diversified Financial Services	2.4
Biotechnology	2.3
Capital Markets	2.2
Media	2.1
Health Care Providers & Services	2.0
Specialty Retail	1.8
Health Care Equipment & Supplies	1.7
Oil, Gas & Consumable Fuels	1.6
Internet & Catalog Retail	1.4
Machinery	1.3
Internet Software & Services	1.3
Chemicals	1.3
Software	1.3
Hotels, Restaurants & Leisure	1.2
IT Services	1.1
Technology Hardware, Storage & Peripherals	1.1
Consumer Finance	0.9
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	0.8
Air Freight & Logistics	0.8
Textiles, Apparel & Luxury Goods	0.6%
Airlines	0.6
Electrical Equipment	0.5
Commercial Services & Supplies	0.4
Multiline Retail	0.4
Life Sciences Tools & Services	0.4
Automobiles	0.4
Water Utilities	0.3
Professional Services	0.3
Communications Equipment	0.3
Independent Power & Renewable Electricity Producers	0.3
Household Durables	0.3
Energy Equipment & Services	0.3
Auto Components	0.2
Metals & Mining	0.2
U.S. Treasury Obligation	0.2
Gas Utilities	0.2
Containers & Packaging	0.2
Trading Companies & Distributors	0.2
Personal Products	0.2
Electronic Equipment, Instruments & Components	0.1
Construction & Engineering	0.1
Building Products	0.1
Construction Materials	0.1
Leisure Products	0.1
Health Care Technology	0.1
Real Estate Management & Development	0.1
Distributors	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

The Fund invested in various derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk.

See Notes to Financial Statements.

30

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$140,139	*	—	$ —
Equity contracts	Unaffiliated Investments	455		—	—

Total		$140,594			$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value			Futures
Equity contracts			$(234,095)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$(2)	$(249,236)	$(249,238)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2016, the Fund’s average value at trade date for futures long positions were $5,859,459.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	31

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $174,923,573)	$221,665,203
Affiliated investments (cost $10,704,311)	10,704,311
Dividends receivable	385,316
Receivable for Fund shares sold	127,592
Tax reclaim receivable	23,390
Prepaid expenses	734

Total assets	232,906,546

Liabilities
Payable for Fund shares reacquired	256,380
Management fee payable	143,265
Accrued expenses and other liabilities	130,956
Distribution fee payable	79,270
Due to broker—variation margin futures	37,240
Affiliated transfer agent fee payable	29,108
Deferred trustees’ fees	1,158
Payable to custodian	20

Total liabilities	677,397

Net Assets	$232,229,149

Net assets were comprised of:
Shares of beneficial interest, at par	$17,124
Paid-in capital in excess of par	185,680,956

185,698,080
Undistributed net investment income	446,657
Accumulated net realized loss on investment and foreign currency transactions	(795,336)
Net unrealized appreciation on investments and foreign currencies	46,879,748

Net assets, April 30, 2016	$232,229,149

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($172,916,641 ÷ 12,738,221 shares of beneficial interest issued and outstanding)	$13.57
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.36

Class B
Net asset value, offering price and redemption price per share,
($10,364,929 ÷ 766,750 shares of beneficial interest issued and outstanding)	$13.52

Class C
Net asset value, offering price and redemption price per share,
($42,611,588 ÷ 3,152,921 shares of beneficial interest issued and outstanding)	$13.51

Class R
Net asset value, offering price and redemption price per share,
($352,581 ÷ 26,002 shares of beneficial interest issued and outstanding)	$13.56

Class Z
Net asset value, offering price and redemption price per share,
($5,983,410 ÷ 439,974 shares of beneficial interest issued and outstanding)	$13.60

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	33

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $279)	$2,727,124
Affiliated dividend income	21,641
Interest income	909

Total income	2,749,674

Expenses
Management fee	856,088
Distribution fee—Class A	253,478
Distribution fee—Class B	55,481
Distribution fee—Class C	212,586
Distribution fee—Class R	1,260
Transfer agent’s fees and expenses (including affiliated expense of $60,400)	167,000
Custodian and accounting fees	54,000
Registration fees	37,000
Shareholders’ reports	28,000
Audit fee	25,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Insurance expenses	1,000
Miscellaneous	6,946

Total expenses	1,714,839
Less: Distribution fee waiver—Class A	(42,246)
Distribution fee waiver—Class R	(420)

Net expenses	1,672,173

Net investment income	1,077,501

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,100,188
Futures transactions	(234,095)
Foreign currency transactions	(1,225)

3,864,868

Net change in unrealized appreciation (depreciation) on:
Investments	(427,704)
Futures	(249,236)
Foreign currencies	3,784

(673,156)

Net gain on investment and foreign currency transactions	3,191,712

Net Increase In Net Assets Resulting From Operations	$4,269,213

See Notes to Financial Statements.

34

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,077,501	$1,730,170
Net realized gain on investment and foreign currency transactions	3,864,868	4,308,573
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(673,156)	(31,903)

Net increase in net assets resulting from operations	4,269,213	6,006,840

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,783,179)	(1,552,445)
Class B	(32,714)	(22,631)
Class C	(124,223)	(69,299)
Class R	(2,642)	(2,542)
Class Z	(69,723)	(40,752)

	(2,012,481)	(1,687,669)

Distributions from net realized gains
Class A	(3,297,410)	(10,270,415)
Class B	(218,683)	(928,083)
Class C	(830,401)	(2,841,969)
Class R	(6,443)	(23,456)
Class Z	(103,730)	(210,246)

	(4,456,667)	(14,274,169)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,545,494	11,387,077
Net asset value of shares issued in reinvestment of dividends and distributions	6,324,162	15,559,827
Cost of shares reacquired	(17,364,276)	(34,740,917)

Net decrease in net assets from Fund share transactions	(4,494,620)	(7,794,013)

Total decrease	(6,694,555)	(17,749,011)

Net Assets:
Beginning of period	238,923,704	256,672,715

End of period(a)	$232,229,149	$238,923,704

(a) Includes undistributed net investment income of:	$446,657	$1,381,637

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	35

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of two funds: Prudential QMA Defensive Equity Fund (the “Fund”) and Prudential Income Builder Fund. These financial statements relate only to Prudential QMA Defensive Equity Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

36

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential QMA Defensive Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

38

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Prudential QMA Defensive Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and

40

distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended April 30, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through

Prudential QMA Defensive Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

February 28, 2017 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $75,634 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended April 30, 2016, it has received $4,405 and $320 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIMS, QMA and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $74,587,071 and $84,056,028, respectively.

42

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$190,019,458

Appreciation	48,262,759
Depreciation	(5,912,703)

Net Unrealized Appreciation	$42,350,056

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2016, Prudential owned 273 shares of Class R.

Prudential QMA Defensive Equity Fund	43

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	314,425	$4,193,481
Shares issued in reinvestment of dividends and distributions	386,671	5,007,394
Shares reacquired	(911,889)	(11,973,168)

Net increase (decrease) in shares outstanding before conversion	(210,793)	(2,772,293)
Shares issued upon conversion from other share class(es)	133,608	1,785,253
Shares reacquired upon conversion into other share class(es)	(24,466)	(328,896)

Net increase (decrease) in shares outstanding	(101,651)	$(1,315,936)

Year ended October 31, 2015:
Shares sold	535,171	$7,311,820
Shares issued in reinvestment of dividends and distributions	851,329	11,654,699
Shares reacquired	(1,750,947)	(24,002,784)

Net increase (decrease) in shares outstanding before conversion	(364,447)	(5,036,265)
Shares issued upon conversion from other share class(es)	312,984	4,228,213
Shares reacquired upon conversion into other share class(es)	(71,740)	(975,162)

Net increase (decrease) in shares outstanding	(123,203)	$(1,783,214)

Class B
Six months ended April 30, 2016:
Shares sold	12,940	$171,914
Shares issued in reinvestment of dividends and distributions	19,353	250,234
Shares reacquired	(61,639)	(816,910)

Net increase (decrease) in shares outstanding before conversion	(29,346)	(394,762)
Shares reacquired upon conversion into other share class(es)	(115,861)	(1,535,648)

Net increase (decrease) in shares outstanding	(145,207)	$(1,930,410)

Year ended October 31, 2015:
Shares sold	11,918	$159,061
Shares issued in reinvestment of dividends and distributions	69,290	947,197
Shares reacquired	(121,502)	(1,656,366)

Net increase (decrease) in shares outstanding before conversion	(40,294)	(550,108)
Shares reacquired upon conversion into other share class(es)	(260,526)	(3,505,383)

Net increase (decrease) in shares outstanding	(300,820)	$(4,055,491)

44

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	82,393	$1,085,761
Shares issued in reinvestment of dividends and distributions	68,959	891,629
Shares reacquired	(284,471)	(3,777,654)

Net increase (decrease) in shares outstanding before conversion	(133,119)	(1,800,264)
Shares reacquired upon conversion into other share class(es)	(27,394)	(362,288)

Net increase (decrease) in shares outstanding	(160,513)	$(2,162,552)

Year ended October 31, 2015:
Shares sold	172,454	$2,346,872
Shares issued in reinvestment of dividends and distributions	197,928	2,703,699
Shares reacquired	(565,469)	(7,669,827)

Net increase (decrease) in shares outstanding before conversion	(195,087)	(2,619,256)
Shares reacquired upon conversion into other share class(es)	(63,949)	(858,047)

Net increase (decrease) in shares outstanding	(259,036)	$(3,477,303)

Class R
Six months ended April 30, 2016:
Shares sold	950	$12,267
Shares issued in reinvestment of dividends and distributions	702	9,085
Shares reacquired	(622)	(8,012)

Net increase (decrease) in shares outstanding	1,030	$13,340

Year ended October 31, 2015
Shares sold	1,376	$18,818
Shares issued in reinvestment of dividends and distributions	1,899	25,998
Shares reacquired	(8,837)	(120,673)

Net increase (decrease) in shares outstanding	(5,562)	$(75,857)

Class Z
Six months ended April 30, 2016:
Shares sold	81,160	$1,082,071
Shares issued in reinvestment of dividends and distributions	12,785	165,820
Shares reacquired	(59,879)	(788,532)

Net increase (decrease) in shares outstanding before conversion	34,066	459,359
Shares issued upon conversion from other share class(es)	33,181	441,579

Net increase (decrease) in shares outstanding	67,247	$900,938

Year ended October 31, 2015:
Shares sold	112,046	$1,550,506
Shares issued in reinvestment of dividends and distributions	16,659	228,234
Shares reacquired	(95,713)	(1,291,267)

Net increase (decrease) in shares outstanding before conversion	32,992	487,473
Shares issued upon conversion from other share class(es)	84,280	1,149,601
Shares reacquired upon conversion into other share class(es)	(2,905)	(39,222)

Net increase (decrease) in shares outstanding	114,367	$1,597,852

Prudential QMA Defensive Equity Fund	45

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

46

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016(b)		2015	2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.71		$14.26	$13.65		$12.86	$11.23	$11.12	$9.88
Income (loss) from investment operations:
Net investment income	.07		.13	.03		.12	.13	.13	.13
Net realized and unrealized gain on investment transactions	.19		.24	.58		1.46	1.72	.09	1.20
Total from investment operations	.26		.37	.61		1.58	1.85	.22	1.33
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.12)	-		(.13)	(.22)	(.11)	(.09)
Distributions from net realized gains	(.27)		(.80)	-		(.66)	-	-	-
Total dividends and distributions	(.40)		(.92)	-		(.79)	(.22)	(.11)	(.09)
Net asset value, end of period	$13.57		$13.71	$14.26		$13.65	$12.86	$11.23	$11.12
Total Return(a)	2.02%		2.64%	4.47%		12.66%	16.69%	2.05%	13.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172,917		$176,009	$184,830		$181,385	$179,711	$170,788	$196,985
Average net assets (000)	$169,914		$180,590	$181,880		$182,251	$172,847	$188,087	$186,704
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	1.29%	(d)	1.27%	1.40%	(d)	1.25%	1.38%	1.41%	1.37%
Expense before advisory fee waiver and expense reimbursement	1.34%	(d)	1.32%	1.45%	(d)	1.30%	1.43%	1.46%	1.42%
Net investment income	1.11%	(d)	.88%	.74%	(d)	.90%	1.05%	1.19%	1.16%
Portfolio turnover rate	34%	(e)	74%	20%	(e)	87%	239%	174%	151%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	47

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016(b)		2015	2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.60		$14.15	$13.58		$12.80	$11.17	$11.06	$9.84
Income (loss) from investment operations:
Net investment income (loss)	.03		.04	-	(g)	.02	.04	.05	.04
Net realized and unrealized gain on investment transactions	.19		.23	.57		1.45	1.73	.09	1.20
Total from investment operations	.22		.27	.57		1.47	1.77	.14	1.24
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.02)	-		(.03)	(.14)	(.03)	(.02)
Distributions from net realized gains	(.27)		(.80)	-		(.66)	-	-	-
Total dividends and distributions	(.30)		(.82)	-		(.69)	(.14)	(.03)	(.02)
Net asset value, end of period	$13.52		$13.60	$14.15		$13.58	$12.80	$11.17	$11.06
Total Return(a)	1.69%		1.90%	4.20%		11.84%	15.94%	1.26%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,365		$12,401	$17,164		$17,425	$20,780	$24,968	$36,955
Average net assets (000)	$11,157		$14,669	$17,140		$19,454	$22,938	$29,979	$46,927
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	2.04%	(d)	2.02%	2.15%	(d)	2.00%	2.13%	2.16%	2.12%
Expense before advisory fee waiver and expense reimbursement	2.04%	(d)	2.02%	2.15%	(d)	2.00%	2.13%	2.16%	2.12%
Net investment income (loss)	.39%	(d)	.15%	-%	(d)(h)	.16%	.30%	.45%	.41%
Portfolio turnover rate	34%	(e)	74%	20%	(e)	87%	239%	174%	151%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $.005.
(h)	Less than .005%.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016(b)		2015	2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.60		$14.15	$13.57		$12.80	$11.17	$11.06	$9.84
Income (loss) from investment operations:
Net investment income (loss)	.02		.02	-	(g)	.02	.04	.05	.04
Net realized and unrealized gain on investment transactions	.19		.25	.58		1.44	1.73	.09	1.20
Total from investment operations	.21		.27	.58		1.46	1.77	.14	1.24
Less Dividends and Distributions:
Dividends from net investment income	(.03)		(.02)	-		(.03)	(.14)	(.03)	(.02)
Distributions from net realized gains	(.27)		(.80)	-		(.66)	-	-	-
Total dividends and distributions	(.30)		(.82)	-		(.69)	(.14)	(.03)	(.02)
Net asset value, end of period	$13.51		$13.60	$14.15		$13.57	$12.80	$11.17	$11.06
Total Return(a)	1.62%		1.91%	4.27%		11.75%	15.94%	1.26%	12.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,612		$45,046	$50,550		$49,855	$48,666	$50,632	$58,827
Average net assets (000)	$42,751		$48,105	$50,000		$49,435	$49,670	$52,831	$62,754
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	2.04%	(d)	2.02%	2.15%	(d)	2.00%	2.13%	2.16%	2.12%
Expense before advisory fee waiver and expense reimbursement	2.04%	(d)	2.02%	2.15%	(d)	2.00%	2.13%	2.16%	2.12%
Net investment income (loss)	.37%	(d)	.13%	(.01)%	(d)	.15%	.30%	.44%	.41%
Portfolio turnover rate	34%	(e)	74%	20%	(e)	87%	239%	174%	151%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	49

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016(b)		2015	2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.68		$14.23	$13.63		$12.85	$11.21	$11.10	$9.87
Income (loss) from investment operations:
Net investment income	.06		.09	.02		.09	.10	.10	.09
Net realized and unrealized gain on investment transactions	.18		.25	.58		1.44	1.73	.09	1.21
Total from investment operations	.24		.34	.60		1.53	1.83	.19	1.30
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.09)	-		(.09)	(.19)	(.08)	(.07)
Distributions from net realized gains	(.27)		(.80)	-		(.66)	-	-	-
Total dividends and distributions	(.36)		(.89)	-		(.75)	(.19)	(.08)	(.07)
Net asset value, end of period	$13.56		$13.68	$14.23		$13.63	$12.85	$11.21	$11.10
Total Return(a)	1.91%		2.39%	4.40%		12.32%	16.52%	1.78%	13.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$353		$341	$434		$415	$373	$311	$341
Average net assets (000)	$338		$358	$422		$391	$341	$306	$497
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	1.54%	(d)	1.52%	1.65%	(d)	1.50%	1.63%	1.66%	1.62%
Expense before advisory fee waiver and expense reimbursement	1.79%	(d)	1.77%	1.90%	(d)	1.75%	1.88%	1.91%	1.87%
Net investment income	.86%	(d)	.63%	.48%	(d)	.65%	.81%	.94%	.89%
Portfolio turnover rate	34%	(e)	74%	20%	(e)	87%	239%	174%	151%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

50

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,	Three Months Ended October 31,		Year Ended July 31,
	2016(b)		2015	2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.75		$14.30	$13.68		$12.89	$11.24	$11.14	$9.90
Income (loss) from investment operations:
Net investment income	.09		.15	.03		.15	.16	.16	.15
Net realized and unrealized gain on investment transactions	.19		.26	.59		1.46	1.74	.08	1.21
Total from investment operations	.28		.41	.62		1.61	1.90	.24	1.36
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.16)	-		(.16)	(.25)	(.14)	(.12)
Distributions from net realized gains	(.27)		(.80)	-		(.66)	-	-	-
Total dividends and distributions	(.43)		(.96)	-		(.82)	(.25)	(.14)	(.12)
Net asset value, end of period	$13.60		$13.75	$14.30		$13.68	$12.89	$11.24	$11.14
Total Return(a)	2.20%		2.89%	4.53%		12.90%	17.13%	2.22%	13.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,983		$5,126	$3,694		$3,473	$3,346	$3,464	$3,539
Average net assets (000)	$5,385		$4,473	$4,210		$3,596	$3,533	$3,240	$3,846
Ratios to average net assets(c):
Expense after advisory fee waiver and expense reimbursement	1.04%	(d)	1.02%	1.15%	(d)	1.00%	1.13%	1.16%	1.12%
Expense before advisory fee waiver and expense reimbursement	1.04%	(d)	1.02%	1.15%	(d)	1.00%	1.13%	1.16%	1.12%
Net investment income	1.34%	(d)	1.12%	.99%	(d)	1.16%	1.30%	1.44%	1.42%
Portfolio turnover rate	34%	(e)	74%	20%	(e)	87%	239%	174%	151%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential QMA Defensive Equity Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Defensive Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA DEFENSIVE EQUITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PAMGX	DMGBX	PIMGX	SPMRX	PDMZX
CUSIP	74442X868	74442X785	74442X793	74442X819	74442X827

MFSP504E4    0293006-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016